UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04852

Victory Portfolios
(Exact name of registrant as specified in charter)

4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio		44144
(Address of principal executive offices)		(Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, Ohio 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		800-539-3863

Date of fiscal year end:	June 30

Date of reporting period:	March 31, 2017

Item 1. Schedule of Investments.

Victory Portfolios	Schedule of Portfolio Investments
Integrity Discovery Fund	March 31, 2017
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (96.8%)
Banks (24.6%):
Atlantic Capital Bancshares, Inc.(a)	46,276	$877
Banc of California, Inc.	35,529	735
Bridge Bancorp, Inc.	25,405	889
Centerstate Banks, Inc.	63,727	1,651
Enterprise Financial Services Corp.	39,100	1,658
FB Financial Corp.(a)(b)	26,702	944
Financial Institutions, Inc.	40,816	1,345
First BanCorp	42,542	1,246
First Foundation, Inc.(a)	58,900	914
First Internet Bancorp	38,137	1,125
Franklin Financial Network, Inc.(a)	32,608	1,264
German American BanCorp	21,100	999
Green Bancorp, Inc.(a)	55,690	991
Guaranty Bancorp	42,841	1,043
HarborOne BanCorp, Inc.(a)	47,900	910
Heritage Commerce Corp.	76,485	1,078
Heritage Financial Corp.	68,500	1,696
Hometrust Bancshares, Inc.(a)	54,081	1,271
Horizon BanCorp Indiana	40,543	1,063
Independent Bank Corp.	66,290	1,372
Independent Bank Group, Inc.	16,434	1,057
Mainsource Financial Group, Inc.	36,860	1,214
Mercantile Bank Corp.	38,065	1,309
Opus Bank	32,145	648
Pacific Premier Bancorp, Inc.(a)	34,341	1,324
Peoples BanCorp, Inc.	29,634	938
People’s Utah Bancorp	31,954	845
Seacoast Banking Corp. of Florida(a)	58,547	1,404
State Bank Financial Corp.	61,880	1,616
Stonegate Bank	19,100	899
Trico Bancshares	44,704	1,588
Univest Corp. of Pennsylvania	57,219	1,482
Washington Trust BanCorp, Inc.	24,688	1,217
		38,612
Capital Markets (1.9%):
Cowen Group, Inc., Class A(a)	83,675	1,251
Diamond Hill Investment Group, Inc.	4,808	935
Ladenburg Thalmann Financial Services, Inc.(a)	352,014	873
		3,059
Consumer Discretionary (13.8%):
Carrols Restaurant Group, Inc.(a)	105,497	1,493
Century Communities, Inc.(a)	51,606	1,311
Entercom Communications Corp.(b)	103,298	1,477
Entravision Communications Corp.	166,728	1,034
Gray Television, Inc.(a)	124,294	1,802
Hibbett Sports, Inc.(a)	16,150	476
Iconix Brand Group, Inc.(a)	132,501	996
K12, Inc.(a)	14,409	276
M/I Homes, Inc.(a)	47,720	1,169
Malibu Boats, Inc., Class A(a)	59,965	1,346
Marcus Corp.	49,925	1,603
MarineMax, Inc.(a)	61,257	1,327
Modine Manufacturing Co.(a)	95,289	1,163
Perry Ellis International, Inc.(a)	39,888	857
Pinnacle Entertainment, Inc.(a)	89,783	1,752
Ruth’s Hospitality Group, Inc.	66,700	1,337
Spartan Motors, Inc.	124,700	998
Tower International, Inc.	49,387	1,338
		21,755
Consumer Finance (0.6%):
Ezcorp, Inc.(a)	117,697	959

Energy (6.9%):
Bill Barrett Corp.(a)	142,925	650

See notes to schedules of investments.

Security Description	Shares	Value
Earthstone Energy, Inc.(a)(b)	94,717	$1,209
Mammoth Energy Services, Inc.(a)	62,689	1,349
Matrix Service Co.(a)	51,483	849
Natural Gas Services Group, Inc.(a)	36,391	948
Newpark Resources, Inc.(a)	147,922	1,198
Pioneer Energy Services Corp.(a)	156,552	626
Ring Energy, Inc.(a)	114,010	1,234
Sanchez Energy Corp.(a)(b)	111,876	1,067
Smart Sand, Inc.(a)	56,370	916
TETRA Technologies, Inc.(a)	208,023	847
		10,893
Health Care (5.3%):
Addus HomeCare Corp.(a)	51,172	1,638
Capital Senior Living Corp.(a)	65,273	918
LHC Group, Inc.(a)	42,601	2,296
Orthofix International NV(a)	29,265	1,116
PharMerica Corp.(a)	35,437	829
RTI Surgical, Inc.(a)	201,354	805
US Physical Therapy, Inc.	11,730	766
		8,368
Industrials (14.5%):
ArcBest Corp.	45,404	1,181
Babcock & Wilcox Enterprises, Inc.(a)	61,935	578
Ceco Environmental Corp.	116,400	1,223
Columbus McKinnon Corp.	42,425	1,053
Covenant Transport Group, Inc., Class A(a)	59,382	1,116
CRA International, Inc.	22,724	803
CSW Industrials, Inc.(a)	34,152	1,254
Dxp Enterprise, Inc.(a)	38,680	1,465
Echo Global Logistics, Inc.(a)	50,912	1,087
Engility Holdings, Inc.(a)	17,128	496
Federal Signal Corp.	117,894	1,628
Global Brass & Copper Holdings, Inc.	23,323	802
Great Lakes Dredge & Dock Corp.(a)	237,301	950
Manitex International, Inc.(a)(b)	97,390	653
Mercury Systems, Inc.(a)	34,316	1,340
MYR Group, Inc.(a)	10,297	422
MYR Group, Inc.(a)(c)	17,710	726
NN, Inc.	62,891	1,585
Orion Group Holdings, Inc.(a)	105,500	788
Park-Ohio Holdings Corp.	23,900	859
PGT, Inc.(a)	89,624	963
SP Plus Corp.(a)	24,638	832
Titan International, Inc.	107,106	1,107
		22,911
Information Technology (12.7%):
ADTRAN, Inc.	49,542	1,028
Applied Optoelectronics, Inc.(a)	27,992	1,572
Axcelis Technologies, Inc.(a)	93,345	1,755
Cohu, Inc.	64,995	1,200
Exar Corp.(a)	104,384	1,358
Extreme Networks, Inc.(a)	151,533	1,138
FormFactor, Inc.(a)	115,454	1,368
GigPeak, Inc.(a)	454,722	1,401
Harmonic, Inc.(a)(b)	244,158	1,453
Ichor Holdings Ltd.(a)	49,627	984
IXYS Corp.	81,286	1,183
Nanometrics, Inc.(a)	40,127	1,222
Neophotonics Corp.(a)	111,218	1,002
Oclaro, Inc.(a)	68,577	673
Photronics, Inc.(a)	82,356	881
Ultra Clean Holdings, Inc.(a)	98,219	1,657
		19,875
Insurance (1.7%):
Hci Group, Inc.(b)	17,569	801

See notes to schedules of investments.

Security Description	Shares	Value
State National Companies, Inc.	72,299	$1,041
Stewart Information Services	18,300	808
		2,650
Materials (2.6%):
Century Aluminum Co.(a)	53,724	682
Haynes International, Inc.	27,300	1,041
Real Industry, Inc.(a)	100,573	287
Ryerson Holding Corp.(a)	72,388	912
Schnitzer Steel Industries, Inc.	56,788	1,172
		4,094
Real Estate (6.1%):
Bluerock Residential Growth REIT, Inc.	70,808	872
CareTrust REIT, Inc.	49,686	836
Cedar Realty Trust, Inc.	189,517	951
First Potomac Realty Trust	120,312	1,237
Independence Realty Trust, Inc.	114,362	1,072
MedEquities Realty Trust, Inc.	79,437	890
Monmouth Real Estate Investment Corp., Class A	115,680	1,650
NexPoint Residential Trust, Inc.	53,558	1,294
Tier REIT, Inc.	48,795	847
		9,649
Thrifts & Mortgage Finance (6.1%):
Bank Mutual Corp.	108,490	1,020
First Defiance Financial Corp.	23,651	1,171
Homestreet, Inc.(a)	48,600	1,358
Oceanfirst Financial Corp.	48,376	1,363
Territorial BanCorp, Inc.	33,531	1,045
United Community Financial Corp.	136,436	1,138
United Financial Bancorp, Inc.	100,677	1,713
Walker & Dunlop, Inc.(a)	20,350	848
		9,656
Total Common Stocks (Cost $119,636)		152,481

Exchange-Traded Funds (1.1%)
iShares Russell 2000 ETF(b)	12,500	1,719
Total Exchange-Traded Funds (Cost $1,692)		1,719

Collateral for Securities Loaned (3.4%)
Fidelity Investments Money Market Government Portfolio, Class I, 0.61%(d)	4,215,344	4,215
JPMorgan U.S. Government Money Market Fund, Institutional Class, 0.58%(d)	1,159,589	1,160
Total Collateral for Securities Loaned (Cost $5,375)		5,375

Total Investments (Cost $126,703) — 101.3%		159,575
Liabilities in excess of other assets — (1.3)%		(2,084)
NET ASSETS - 100.00%		$157,491

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of March 31, 2017, the fair value of these securities was $726 (thousands) and amounted to 0.5% of net assets.

(d)	Rate periodically changes. Rate disclosed is the daily yield on March 31, 2017.

ETF—Exchange-Traded Fund

REIT—Real Estate Investment Trust

See notes to schedules of investments.

Victory Portfolios	Schedule of Portfolio Investments
Integrity Mid-Cap Value Fund	March 31, 2017
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (97.7%)
Consumer Discretionary (10.6%):
Advance Auto Parts, Inc.	2,256	$334
Aramark	11,561	426
Brunswick Corp.	6,699	410
Coach, Inc.	9,122	377
D.R. Horton, Inc.	13,525	451
Dana Holding Corp.	13,560	262
Dick’s Sporting Goods, Inc.	6,875	335
Live Nation Entertainment, Inc.(a)	17,151	520
MGM Resorts International	10,629	291
PVH Corp.	2,921	302
Royal Caribbean Cruises Ltd.	4,502	442
TEGNA, Inc.	17,822	457
Wyndham Worldwide Corp.	4,175	352
		4,959
Consumer Staples (2.1%):
Constellation Brands, Inc., Class A	2,033	329
Hormel Foods Corp.	9,513	329
Whole Foods Market, Inc.	10,622	316
		974
Energy (8.7%):
Baker Hughes, Inc.	8,966	537
Cimarex Energy Co.	2,735	327
Diamondback Energy, Inc.(a)	4,499	467
Nabors Industries Ltd.	34,854	456
National Oilwell Varco, Inc.	8,735	350
Noble Energy, Inc.	10,143	348
Oasis Petroleum, Inc.(a)	34,288	489
Parsley Energy, Inc., Class A(a)	12,089	393
PDC Energy, Inc.(a)	5,010	312
SRC Energy, Inc.(a)	45,188	381
		4,060
Financials (19.3%):
Ally Financial, Inc.	29,005	590
American Financial Group, Inc.	5,608	535
Arch Capital Group Ltd.(a)	5,986	568
Arthur J. Gallagher & Co.	6,435	364
Assurant, Inc.	4,552	435
E*TRADE Financial Corp.(a)	10,514	367
Fifth Third Bancorp	23,048	585
FNF Group	12,062	470
Hartford Financial Services Group, Inc.	11,989	577
Huntington Bancshares, Inc.	25,943	347
Lincoln National Corp.	7,140	467
Lpl Financial Holdings, Inc.	8,118	323
PacWest Bancorp	7,428	396
Raymond James Financial, Inc.	6,230	475
Regions Financial Corp.	30,130	438
SunTrust Banks, Inc.	10,345	572
Synovus Financial Corp.	9,258	380
Unum Group	10,000	469
Voya Financial, Inc.	8,733	332
Zions Bancorp	9,316	391
		9,081
Health Care (4.5%):
Centene Corp.(a)	4,918	350
Hill-Rom Holdings, Inc.	6,434	454
Laboratory Corp. of America Holdings(a)	2,999	430
Molina Healthcare, Inc.(a)	6,200	283
Perrigo Co. PLC	3,573	237
The Cooper Co., Inc.	1,641	328
		2,082

See notes to schedules of investments.

Security Description	Shares	Value
Industrials (12.0%):
BWX Technologies, Inc.	6,718	$320
Cummins, Inc.	3,241	490
EMCOR Group, Inc.	5,681	358
Genesee & Wyoming, Inc., Class A(a)	4,397	298
Huntington Ingalls Industries, Inc.	1,487	298
ITT, Inc.	11,222	460
JetBlue Airways Corp.(a)	21,159	436
Navistar International Corp.(a)	10,428	257
Old Dominion Freight Line, Inc.	3,769	323
Owens Corning, Inc.	7,560	464
Regal Beloit Corp.	3,381	256
Stanley Black & Decker, Inc.	3,375	448
Timken Co.	4,048	183
United Continental Holdings, Inc.(a)	6,276	443
USG Corp.(a)	9,154	291
Welbilt, Inc.(a)	17,415	342
		5,667
Information Technology (13.1%):
ARRIS International PLC(a)	10,666	282
Arrow Electronics, Inc.(a)	4,942	363
Avnet, Inc.	10,975	502
Ciena Corp.(a)	18,525	437
CommScope Holding Co., Inc.(a)	11,980	500
Cypress Semiconductor Corp.	33,806	465
Flextronics International Ltd.(a)	24,875	418
HP, Inc.	23,473	420
Jabil Circuit, Inc.	11,105	321
Marvell Technology Group Ltd.	29,938	456
Micron Technology, Inc.(a)	18,489	534
ON Semiconductor Corp.(a)	34,646	537
Symantec Corp.	13,916	427
Western Digital Corp.	6,038	498
		6,160
Materials (7.9%):
Albemarle Corp.	4,320	456
Allegheny Technologies, Inc.	12,960	233
Freeport-McMoRan, Inc.(a)	19,832	265
Huntsman Corp.	13,276	326
Martin Marietta Materials, Inc.	1,475	322
Nucor Corp.	5,832	348
Steel Dynamics, Inc.	9,419	327
Trinseo SA	7,461	501
U.S. Steel Corp.	10,933	370
Vulcan Materials Co.	1,735	209
Westlake Chemical Corp.	5,214	344
		3,701
Real Estate (9.0%):
American Campus Communities, Inc.	8,435	401
DDR Corp.	35,686	447
Duke Realty Investments, Inc.	22,656	595
Forest City Realty Trust, Inc., Class A	16,881	368
Ggp US	17,671	410
Host Hotels & Resorts, Inc.	23,098	431
Mid-America Apartment Communities, Inc.	5,402	550
Prologis, Inc.	7,441	386
Welltower, Inc.	9,128	647
		4,235
Telecommunication Services (0.7%):
CenturyLink, Inc.	13,650	322

Utilities (9.8%):
Alliant Energy Corp.	11,569	458
Atmos Energy Corp.	7,010	554
Calpine Corp.(a)	27,243	301

See notes to schedules of investments.

Security Description	Shares	Value
DTE Energy Co.	5,222	$533
Edison International	5,307	422
FirstEnergy Corp.	10,467	333
Great Plains Energy, Inc.	18,212	532
Pinnacle West Capital Corp.	5,561	464
PPL Corp.	17,321	648
UGI Corp.	7,425	367
		4,612
Total Common Stocks (Cost $40,016)		45,853
Total Investments (Cost $40,016) — 97.7%		45,853
Other assets in excess of liabilities — 2.3%		1,071
NET ASSETS - 100.00%		$46,924

(a)                     Non-income producing security.

PLC—Public Liability Co.

See notes to schedules of investments.

Victory Portfolios	Schedule of Portfolio Investments
Integrity Small-Cap Value Fund	March 31, 2017
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (97.1%)
Banks (18.7%):
Banc of California, Inc.(a)	446,700	$9,247
BancorpSouth, Inc.	590,181	17,853
BankUnited, Inc.	713,674	26,627
Banner Corp.	394,680	21,960
Central Pacific Financial Corp.	666,269	20,348
Customers BanCorp, Inc.(b)	465,011	14,662
First Commonwealth Financial Corp.	873,230	11,579
First Financial Bancorp	791,790	21,735
First Hawaiian, Inc.	573,339	17,154
First Horizon National Corp.	1,459,720	27,005
Hancock Holding Co.	396,397	18,056
Hope Bancorp, Inc.	1,240,786	23,786
IBERIABANK Corp.	379,653	30,031
International Bancshares Corp.	571,890	20,245
Old National Bancorp	1,037,789	18,006
PacWest Bancorp	465,536	24,794
State Bank Financial Corp.	724,796	18,932
Synovus Financial Corp.	976,760	40,066
United Community Banks, Inc.	1,028,379	28,476
Westamerica BanCorp(a)	316,264	17,657
Western Alliance Bancorp(b)	664,509	32,620
		460,839
Capital Markets (2.3%):
Investment Technology Group, Inc.	556,578	11,271
Lpl Financial Holdings, Inc.	384,847	15,328
Stifel Financial Corp.(b)	603,820	30,306
		56,905
Consumer Discretionary (8.0%):
Buffalo Wild Wings, Inc.(b)	100,000	15,275
CalAtlantic Group, Inc.	604,320	22,631
Caleres, Inc.	750,308	19,824
Cooper Tire & Rubber Co.	438,620	19,453
Dana Holding Corp.	813,622	15,711
DeVry Education Group, Inc.	510,364	18,092
Genesco, Inc.(b)	240,423	13,331
Gray Television, Inc.(b)	1,391,011	20,170
Ilg, Inc.	901,213	18,889
Penn National Gaming, Inc.(b)	1,251,543	23,066
TRI Pointe Group, Inc.(b)	1,227,076	15,388
		201,830
Consumer Staples (1.8%):
Casey’s General Stores, Inc.	138,050	15,496
Cott Corp.	1,354,917	16,747
United Natural Foods, Inc.(b)	279,902	12,100
		44,343
Energy (5.1%):
Basic Energy Services, Inc.(b)	369,800	12,337
Callon Petroleum Co.(b)	1,048,572	13,799
Matador Resources Co.(b)	459,943	10,942
Nabors Industries Ltd.	804,878	10,520
Oasis Petroleum, Inc.(b)	845,636	12,059
PDC Energy, Inc.(b)	215,555	13,440
Rice Energy, Inc.(b)	499,959	11,849
Rsp Permian, Inc.(b)	294,143	12,186
Smart Sand, Inc.(b)	896,401	14,566
SRC Energy, Inc.(b)	1,579,275	13,329
		125,027
Health Care (4.9%):
Charles River Laboratories International, Inc.(b)	187,265	16,844
CONMED Corp.	396,345	17,601
Haemonetics Corp.(b)	310,071	12,580
Hill-Rom Holdings, Inc.	219,586	15,503

See notes to schedules of investments.

Security Description	Shares	Value
Magellan Health, Inc.(b)	262,538	$18,128
Molina Healthcare, Inc.(b)	358,835	16,363
PharMerica Corp.(b)	514,665	12,043
Select Medical Holdings Corp.(b)	727,757	9,716
		118,778
Industrials (18.3%):
Actuant Corp., Class A	390,110	10,279
Aerojet Rocketdyne Holdings, Inc.(b)	878,315	19,059
BMC Stock Holdings, Inc.(b)	391,800	8,855
BWX Technologies, Inc.	398,269	18,958
Deluxe Corp.	132,075	9,532
EMCOR Group, Inc.	435,144	27,392
Engility Holdings, Inc.(b)	618,459	17,898
Esterline Technologies Corp.(b)	217,058	18,678
General Cable Corp.	1,281,439	23,002
Genesee & Wyoming, Inc., Class A(b)	309,928	21,032
Gms, Inc.(b)	238,000	8,340
Harsco Corp.(b)	1,199,946	15,299
Hawaiian Holdings, Inc.(b)	393,270	18,268
Hub Group, Inc., Class A(b)	349,597	16,221
ITT, Inc.	396,684	16,272
Meritor, Inc.(b)	1,411,967	24,188
Regal Beloit Corp.	144,602	10,939
Saia, Inc.(b)	410,737	18,196
SkyWest, Inc.	444,473	15,223
Swift Transportation Co.(b)	948,506	19,482
The Greenbrier Cos., Inc.(a)	430,441	18,552
Timken Co.	218,632	9,882
Univar, Inc.(b)	705,986	21,645
USG Corp.(a)(b)	449,867	14,306
Wabash National Corp.	545,200	11,280
Welbilt, Inc.(a)(b)	631,735	12,401
Xpo Logistics, Inc.(b)	505,799	24,223
		449,402
Information Technology (12.5%):
ADTRAN, Inc.	655,135	13,594
Advanced Micro Devices, Inc.(b)	1,358,162	19,761
Benchmark Electronics, Inc.(b)	481,920	15,325
Brooks Automation, Inc.	886,785	19,864
CACI International, Inc., Class A(b)	193,033	22,643
Ciena Corp.(b)	1,182,554	27,920
Cypress Semiconductor Corp.	1,810,307	24,909
Diodes, Inc.(b)	851,716	20,484
Entegris, Inc.(b)	855,076	20,009
Finisar Corp.(b)	565,800	15,469
FormFactor, Inc.(b)	1,107,070	13,119
Littelfuse, Inc.	55,501	8,875
Plexus Corp.(b)	423,031	24,452
Tech Data Corp.(b)	251,030	23,572
TTM Technologies, Inc.(b)	890,727	14,367
Vishay Intertechnology, Inc.	1,407,866	23,159
		307,522
Insurance (5.3%):
American Equity Investment Life Holding Co.	558,742	13,203
Argo Group International Holdings	183,212	12,422
Assured Guaranty Ltd.	424,184	15,741
CNO Financial Group, Inc.	641,829	13,157
James River Group Holdings Ltd.	338,039	14,488
Primerica, Inc.	245,132	20,151
RLI Corp.	263,785	15,832
Stewart Information Services	275,878	12,188
The Navigators Group, Inc.	234,476	12,732
		129,914
Materials (5.9%):
AK Steel Holding Corp.(b)	2,508,650	18,037
Allegheny Technologies, Inc.(a)	1,027,561	18,455

See notes to schedules of investments.

Security Description	Shares	Value
Century Aluminum Co.(b)	821,706	$10,427
Huntsman Corp.	684,800	16,805
Quaker Chemical Corp.	100,766	13,267
Trinseo SA	382,481	25,664
Tronox Ltd., Class A	1,376,484	25,396
U.S. Steel Corp.	490,582	16,587
		144,638
Real Estate (6.8%):
Cousins Properties, Inc.	1,905,540	15,759
DiamondRock Hospitality Co.	1,292,812	14,415
Education Realty Trust, Inc.	409,848	16,742
First Industrial Realty Trust, Inc.	704,793	18,769
Kite Realty Group Trust	763,497	16,415
Mack Cali Realty Corp.	573,158	15,441
Medical Properties Trust, Inc.(a)	1,067,866	13,765
Pennsylvania Real Estate Invesment Trust	743,860	11,262
Physicians Realty Trust	596,058	11,844
Ryman Hospitality Properties, Inc.	179,655	11,108
Sunstone Hotel Investors, Inc.	1,364,737	20,921
		166,441
Thrifts & Mortgage Finance (2.1%):
Astoria Financial Corp.	973,709	19,971
Homestreet, Inc.(b)	188,400	5,266
MGIC Investment Corp.(b)	2,532,784	25,657
		50,894
Utilities (5.4%):
ALLETE, Inc.	322,159	21,814
Black Hills Corp.	254,510	16,917
New Jersey Resources Corp.	343,040	13,584
NorthWestern Corp.	316,364	18,571
ONE Gas, Inc.	226,000	15,278
PNM Resources, Inc.	521,033	19,278
South Jersey Industries, Inc.	388,696	13,857
Southwest Gas Corp.	178,400	14,791
		134,090
Total Common Stocks (Cost $1,877,355)		2,390,623

Exchange-Traded Funds (2.1%)
iShares Russell 2000 Value Index Fund(a)	440,000	51,990
Total Exchange-Traded Funds (Cost $52,003)		51,990

Collateral for Securities Loaned (2.1%)
Fidelity Investments Money Market Government Portfolio, Class I, 0.61%(c)	41,339,088	41,339
JPMorgan U.S. Government Money Market Fund, Institutional Class, 0.58%(c)	11,371,875	11,372
Total Collateral for Securities Loaned (Cost $52,711)		52,711

Total Investments (Cost $1,982,069) — 101.3%		2,495,324
Liabilities in excess of other assets — (1.3)%		(31,684)
NET ASSETS - 100.00%		$2,463,640

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Rate periodically changes. Rate disclosed is the daily yield on March 31, 2017.

See notes to schedules of investments.

Victory Portfolios	Schedule of Portfolio Investments
Integrity Small/Mid-Cap Value Fund	March 31, 2017
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (97.2%)
Banks (11.6%):
BankUnited, Inc.	14,276	$533
Comerica, Inc.	7,158	491
Customers BanCorp, Inc.(a)	7,231	228
First Hawaiian, Inc.	11,027	330
Huntington Bancshares, Inc.	25,049	335
PacWest Bancorp	15,097	804
Synovus Financial Corp.	22,989	944
Westamerica BanCorp	4,034	225
Western Alliance Bancorp(a)	16,427	806
Zions Bancorp	15,102	634
		5,330
Capital Markets (4.3%):
E*TRADE Financial Corp.(a)	19,094	666
Investment Technology Group, Inc.	8,721	177
Lpl Financial Holdings, Inc.	8,812	351
Raymond James Financial, Inc.	6,177	471
Stifel Financial Corp.(a)	6,834	343
		2,008
Consumer Discretionary (8.9%):
Aramark	10,913	402
Brunswick Corp.	6,878	421
Buffalo Wild Wings, Inc.(a)	1,604	245
CalAtlantic Group, Inc.	9,195	344
Caleres, Inc.	10,862	287
D.R. Horton, Inc.	9,489	316
Dana Holding Corp.	14,778	285
Dick’s Sporting Goods, Inc.	7,046	343
Live Nation Entertainment, Inc.(a)	18,288	555
TEGNA, Inc.	19,349	496
Wyndham Worldwide Corp.	4,864	410
		4,104
Consumer Finance (2.0%):
Ally Financial, Inc.	45,635	928

Consumer Staples (1.8%):
Casey’s General Stores, Inc.	2,802	315
National Beverage Corp.	2,366	200
Pinnacle Foods, Inc.	5,779	334
		849
Diversified Financial Services (0.7%):
Voya Financial, Inc.	8,930	339

Energy (6.0%):
Basic Energy Services, Inc.(a)	7,109	237
Nabors Industries Ltd.	25,117	328
Oasis Petroleum, Inc.(a)	15,394	220
Parsley Energy, Inc., Class A(a)	13,493	438
PDC Energy, Inc.(a)	4,895	305
Rice Energy, Inc.(a)	12,235	290
Rsp Permian, Inc.(a)	9,165	380
Smart Sand, Inc.(a)	17,554	285
SRC Energy, Inc.(a)	39,542	334
		2,817
Health Care (3.6%):
Centene Corp.(a)	4,926	351
Charles River Laboratories International, Inc.(a)	3,120	281
Hill-Rom Holdings, Inc.	5,940	420
Molina Healthcare, Inc.(a)	6,267	286
The Cooper Co., Inc.	1,592	318
		1,656

See notes to schedules of investments.

Security Description	Shares	Value
Industrials (15.8%):
Actuant Corp., Class A	7,129	$188
Aerojet Rocketdyne Holdings, Inc.(a)	15,562	338
BWX Technologies, Inc.	7,302	348
EMCOR Group, Inc.	7,182	452
General Cable Corp.	24,519	440
Genesee & Wyoming, Inc., Class A(a)	5,652	384
Harsco Corp.(a)	19,615	250
Huntington Ingalls Industries, Inc.	1,739	347
ITT, Inc.	8,842	363
JetBlue Airways Corp.(a)	17,248	355
Manpowergroup, Inc.	4,971	510
Meritor, Inc.(a)	25,734	440
Old Dominion Freight Line, Inc.	4,524	387
Owens Corning, Inc.	7,071	434
Regal Beloit Corp.	2,341	177
Swift Transportation Co.(a)	16,845	346
Timken Co.	3,931	178
Univar, Inc.(a)	13,682	419
USG Corp.(a)	8,383	267
Welbilt, Inc.(a)	17,073	335
Xpo Logistics, Inc.(a)	7,789	373
		7,331
Information Technology (13.4%):
ARRIS International PLC(a)	9,497	251
Arrow Electronics, Inc.(a)	5,977	439
Avnet, Inc.	10,320	472
CACI International, Inc., Class A(a)	2,605	306
Ciena Corp.(a)	19,421	459
CommScope Holding Co., Inc.(a)	11,319	471
Cypress Semiconductor Corp.	38,780	534
Finisar Corp.(a)	8,724	239
Flextronics International Ltd.(a)	23,723	399
Jabil Circuit, Inc.	10,860	314
Marvell Technology Group Ltd.	36,823	562
ON Semiconductor Corp.(a)	34,429	533
Plexus Corp.(a)	6,049	350
Tech Data Corp.(a)	3,535	332
Teradyne, Inc.	16,666	518
		6,179
Insurance (7.2%):
American Financial Group, Inc.	7,736	738
Arch Capital Group Ltd.(a)	7,889	748
Arthur J. Gallagher & Co.	6,185	350
Assurant, Inc.	4,499	430
Assured Guaranty Ltd.	9,069	337
Hanover Insurance Group, Inc.	4,107	370
Primerica, Inc.	4,343	357
		3,330
Materials (6.7%):
AK Steel Holding Corp.(a)	40,343	290
Allegheny Technologies, Inc.	16,693	300
Century Aluminum Co.(a)	14,258	181
Huntsman Corp.	11,580	284
Steel Dynamics, Inc.	11,290	392
Trinseo SA	7,294	489
Tronox Ltd., Class A	25,319	467
U.S. Steel Corp.	10,947	370
Westlake Chemical Corp.	5,340	353
		3,126
Real Estate (7.9%):
American Campus Communities, Inc.	7,334	349
DDR Corp.	41,950	525
DiamondRock Hospitality Co.	21,040	235
Duke Realty Investments, Inc.	24,059	631

See notes to schedules of investments.

Security Description	Shares	Value
Forest City Realty Trust, Inc., Class A	21,705	$473
Mack Cali Realty Corp.	7,659	206
Medical Properties Trust, Inc.	19,928	257
Mid-America Apartment Communities, Inc.	4,420	450
Ryman Hospitality Properties, Inc.	3,413	211
Sunstone Hotel Investors, Inc.	19,226	295
		3,632
Thrifts & Mortgage Finance (0.5%):
Astoria Financial Corp.	10,811	222

Utilities (6.8%):
ALLETE, Inc.	5,506	373
Alliant Energy Corp.	12,235	485
Atmos Energy Corp.	6,812	539
Calpine Corp.(a)	26,067	288
Great Plains Energy, Inc.	14,996	438
Pinnacle West Capital Corp.	5,447	454
PNM Resources, Inc.	6,241	231
UGI Corp.	7,054	348
		3,156
Total Common Stocks (Cost $37,684)		45,007
Total Investments (Cost $37,684) — 97.2%		45,007
Other assets in excess of liabilities — 2.8%		1,302
NET ASSETS - 100.00%		$46,309

(a)	Non-income producing security.

PLC—Public Liability Co.

See notes to schedules of investments.

Victory Portfolios	Schedule of Portfolio Investments
Munder Multi-Cap Fund	March 31, 2017
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (99.3%)
Communications Equipment (1.4%):
F5 Networks, Inc.(a)	42,955	$6,124

Consumer Discretionary (20.2%):
Amazon.com, Inc.(a)	4,995	4,428
Big Lots, Inc.	102,605	4,995
CBS Corp., Class B	43,690	3,030
Comcast Corp., Class A	78,370	2,946
D.R. Horton, Inc.	183,155	6,101
Installed Building Products, Inc.(a)	48,620	2,565
LCI Industries	43,260	4,317
Lear Corp.	23,075	3,267
Lowe’s Co., Inc.	71,920	5,913
Magna International, Inc., ADR	132,190	5,705
Marriott Vacations Worldwide Corp.	65,665	6,562
Mohawk Industries, Inc.(a)	27,530	6,317
NVR, Inc.(a)	2,460	5,183
PulteGroup, Inc.	125,005	2,944
Royal Caribbean Cruises Ltd.	59,955	5,882
Tenneco, Inc.	95,815	5,981
The Home Depot, Inc.	28,825	4,232
The Walt Disney Co.	31,105	3,527
Ulta Salon, Cosmetics & Fragrance, Inc.(a)	7,530	2,148
		86,043
Consumer Staples (5.3%):
Altria Group, Inc.	61,530	4,394
PepsiCo, Inc.	38,235	4,277
Philip Morris International, Inc.	50,425	5,693
The Procter & Gamble Co.	42,915	3,856
Walgreens Boots Alliance, Inc.	23,285	1,934
Wal-Mart Stores, Inc.	30,920	2,229
		22,383
Electronic Equipment, Instruments & Components (3.0%):
Fabrinet(a)	84,385	3,547
Orbotech Ltd.(a)	99,535	3,210
Sanmina Corp.(a)	88,345	3,587
TTM Technologies, Inc.(a)	132,625	2,139
		12,483
Energy (4.7%):
Diamondback Energy, Inc.(a)	19,700	2,043
Exxon Mobil Corp.	89,415	7,334
Occidental Petroleum Corp.	44,515	2,820
Phillips 66	30,045	2,380
Schlumberger Ltd.	38,840	3,033
Valero Energy Corp.	37,970	2,517
		20,127
Financials (14.4%):
Bank of America Corp.	89,320	2,107
Berkshire Hathaway, Inc., Class B(a)	44,530	7,422
Credicorp Ltd.	35,625	5,818
Discover Financial Services	54,490	3,727
Essent Group Ltd.(a)	192,315	6,956
JPMorgan Chase & Co.	80,700	7,088
Primerica, Inc.	62,785	5,161
Raymond James Financial, Inc.	76,895	5,864
The Bank of New York Mellon Corp.	115,385	5,450
The Charles Schwab Corp.	69,940	2,854
Wells Fargo & Co.	74,105	4,125
Western Alliance Bancorp(a)	87,610	4,301
		60,873
Health Care (13.8%):
AbbVie, Inc.	32,150	2,095
Allergan PLC	10,330	2,468

See notes to schedules of investments.

Security Description	Shares	Value
AMN Healthcare Services, Inc.(a)	152,480	$6,191
Baxter International, Inc.	43,600	2,261
Bioverativ, Inc.(a)	3,715	202
Cambrex Corp.(a)	42,020	2,313
Celgene Corp.(a)	61,225	7,618
Centene Corp.(a)	74,505	5,309
Express Scripts Holding Co.(a)	78,285	5,160
Gilead Sciences, Inc.	53,925	3,663
HCA Holdings, Inc.(a)	55,300	4,921
ICON PLC(a)	51,790	4,129
Medtronic PLC	39,050	3,146
UnitedHealth Group, Inc.	54,250	8,898
		58,374
Industrials (10.5%):
3M Co.	18,235	3,489
Air Lease Corp.	124,365	4,819
American Woodmark Corp.(a)	34,065	3,127
Apogee Enterprises, Inc.	116,205	6,928
FedEx Corp.	20,375	3,976
General Electric Co.	249,010	7,420
Lennox International, Inc.	25,645	4,290
Patrick Industries, Inc.(a)	61,610	4,368
Universal Forest Products, Inc.	62,150	6,124
		44,541
Information Technology (1.6%):
j2 Global, Inc.	78,665	6,601

Internet Software & Services (6.9%):
Alphabet, Inc., Class A(a)	16,228	13,759
Facebook, Inc., Class A(a)	84,630	12,022
NetEase, Inc., ADR	11,405	3,239
		29,020
Materials (1.3%):
Berry Plastics Group, Inc.(a)	109,795	5,333

Real Estate (0.8%):
CoreSite Realty Corp.	39,705	3,575

Semiconductors & Semiconductor Equipment (8.5%):
Applied Materials, Inc.	171,550	6,673
Broadcom Ltd.	35,100	7,685
Intel Corp.	109,420	3,947
Lam Research Corp.	57,340	7,360
Silicon Motion Technology Corp., ADR(b)	107,250	5,014
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	173,620	5,702
		36,381
Software (2.0%):
Microsoft Corp.	131,310	8,648

Technology Hardware, Storage & Peripherals (3.9%):
Apple, Inc.	116,095	16,678

Telecommunication Services (1.0%):
AT&T, Inc.	100,990	4,196
Total Common Stocks (Cost $360,026)		421,380

Exchange-Traded Funds (0.3%)
iShares Russell 3000 ETF(b)	7,585	1,061
Total Exchange-Traded Funds (Cost $1,041)		1,061

See notes to schedules of investments.

Security Description	Shares	Value
Collateral for Securities Loaned (0.4%)
Fidelity Investments Money Market Government Portfolio, Class I, 0.61%(c)	1,322,678	$1,323
JPMorgan U.S. Government Money Market Fund, Institutional Class, 0.58%(c)	363,853	364
Total Collateral for Securities Loaned (Cost $1,687)		1,687

Total Investments (Cost $362,754) — 100.0%		424,128
Liabilities in excess of other assets — 0.0%		(128)
NET ASSETS - 100.00%		$424,000

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rate periodically changes. Rate disclosed is the daily yield on March 31, 2017.

ADR—American Depositary Receipt

ETF—Exchange-Traded Fund

PLC—Public Liability Co.

See notes to schedules of investments.

Victory Portfolios	Schedule of Portfolio Investments
S&P 500 Index Fund	March 31, 2017
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (98.9%)
Consumer Discretionary (12.0%):
Advance Auto Parts, Inc.	892	$132
Amazon.com, Inc.(a)	4,790	4,247
AutoNation, Inc.(a)	793	34
AutoZone, Inc.(a)	344	249
Bed Bath & Beyond, Inc.	1,818	72
Best Buy Co., Inc.	3,275	161
BorgWarner, Inc.	2,418	101
CarMax, Inc.(a)	2,262	134
Carnival Corp., Class A	5,054	298
CBS Corp., Class B	4,498	312
Charter Communications, Inc., Class A(a)	2,602	852
Chipotle Mexican Grill, Inc.(a)	348	155
Coach, Inc.	3,394	140
Comcast Corp., Class A	57,244	2,151
D.R. Horton, Inc.	4,110	137
Darden Restaurants, Inc.	1,501	126
Delphi Automotive PLC	3,260	262
Discovery Communications, Inc., Class A(a)	1,846	54
Discovery Communications, Inc., Class C(a)	2,609	74
DISH Network Corp.(a)	2,745	174
Dollar General Corp.	3,073	214
Dollar Tree, Inc.(a)	2,854	224
Expedia, Inc.	1,457	184
Foot Locker, Inc.	1,601	120
Ford Motor Co.	47,213	550
Garmin Ltd.	1,391	71
General Motors Co.	16,489	583
Genuine Parts Co.	1,794	166
H&R Block, Inc.	2,505	58
Hanesbrands, Inc.	4,580	95
Harley-Davidson, Inc.	2,133	129
Hasbro, Inc.	1,352	135
Kohl’s Corp.	2,134	85
L Brands, Inc.	2,905	137
Leggett & Platt, Inc.	1,617	81
Lennar Corp.	2,457	126
LKQ Corp.(a)	3,725	109
Lowe’s Co., Inc.	10,475	861
Macy’s, Inc.	3,678	109
Marriott International, Inc., Class A	3,804	358
Mattel, Inc.	4,142	106
McDonald’s Corp.	9,906	1,284
Michael Kors Holdings Ltd.(a)	1,964	75
Mohawk Industries, Inc.(a)	762	175
Netflix, Inc.(a)	5,206	769
Newell Brands, Inc.	5,835	276
News Corp., Class A	4,616	60
News Corp., Class B	1,449	20
Nike, Inc., Class B	16,028	893
Nordstrom, Inc.	1,377	64
Omnicom Group, Inc.	2,837	245
O’Reilly Automotive, Inc.(a)	1,108	299
PulteGroup, Inc.	3,459	81
PVH Corp.	958	99
Ralph Lauren Corp.	681	56
Ross Stores, Inc.	4,766	314
Royal Caribbean Cruises Ltd.	2,026	199
Scripps Networks Interactive, Inc., Class A	1,155	91
Signet Jewelers Ltd.	842	58
Staples, Inc.	7,868	69
Starbucks Corp.	17,627	1,029
Target Corp.	6,727	372
TEGNA, Inc.	2,597	67
The Gap, Inc.	2,653	64
The Goodyear Tire & Rubber Co.	3,044	110
The Home Depot, Inc.	14,733	2,163
The Interpublic Group of Co., Inc.	4,750	117

See notes to schedules of investments.

Security Description	Shares	Value
The Priceline Group, Inc.(a)	594	$1,057
The TJX Cos. Inc.	7,884	623
The Walt Disney Co.	17,597	1,994
Tiffany & Co.	1,294	123
Time Warner, Inc.	9,365	915
Tractor Supply Co.	1,581	109
TripAdvisor, Inc.(a)	1,365	59
Twenty-First Century Fox, Inc.	12,727	412
Twenty-First Century Fox, Inc., Class B	5,891	187
Ulta Salon, Cosmetics & Fragrance, Inc.(a)	707	202
Under Armour, Inc., Class A(a)(b)	2,222	44
Under Armour, Inc., Class C(a)	2,230	41
VF Corp.	4,006	220
Viacom, Inc., Class B	4,202	196
Whirlpool Corp.	901	154
Wyndham Worldwide Corp.	1,269	107
Wynn Resorts Ltd.	961	110
Yum! Brands, Inc.	4,065	260
		30,228
Consumer Staples (9.1%):
Altria Group, Inc.	23,457	1,675
Archer-Daniels-Midland Co.	6,907	318
Brown-Forman Corp., Class B	2,139	99
Campbell Soup Co.	2,340	134
Church & Dwight Co., Inc.	3,079	154
Colgate-Palmolive Co.	10,679	782
Conagra Brands, Inc.	5,000	202
Constellation Brands, Inc., Class A	2,088	338
Costco Wholesale Corp.	5,309	890
Coty, Inc., Class A	5,693	103
CVS Health Corp.	12,407	974
Dr Pepper Snapple Group, Inc.	2,214	217
General Mills, Inc.	7,015	414
Hormel Foods Corp.	3,261	113
Kellogg Co.	3,057	222
Kimberly-Clark Corp.	4,303	566
Lamb Weston Holdings, Inc.	20	1
McCormick & Co., Inc.	1,374	134
Mead Johnson Nutrition Co.	2,218	198
Molson Coors Brewing Co., Class B	2,230	213
Mondelez International, Inc., Class A	18,466	795
Monster Beverage Corp.(a)	4,975	230
PepsiCo, Inc.	17,264	1,931
Philip Morris International, Inc.	18,766	2,119
Reynolds American, Inc.	10,003	630
Sysco Corp.	6,011	312
The Clorox Co.	1,550	209
The Coca-Cola Co.	46,738	1,984
The Estee Lauder Cos., Inc., Class A	2,688	228
The Hershey Co.	1,689	185
The J.M. Smucker Co.	1,408	185
The Kraft Heinz Co.	7,213	654
The Kroger Co.	11,177	330
The Procter & Gamble Co.	30,921	2,778
Tyson Foods, Inc., Class A	3,470	214
Walgreens Boots Alliance, Inc.	10,315	857
Wal-Mart Stores, Inc.	18,213	1,313
Whole Foods Market, Inc.	3,852	114
		22,815
Energy (6.4%):
Anadarko Petroleum Corp.	6,760	419
Apache Corp.	4,592	236
Baker Hughes, Inc.	5,145	308
Cabot Oil & Gas Corp.	5,747	137
Chesapeake Energy Corp.(a)	9,213	55
Chevron Corp.	22,897	2,458
Cimarex Energy Co.	1,150	137

See notes to schedules of investments.

Security Description	Shares	Value
Concho Resources, Inc.(a)	1,792	$230
ConocoPhillips	14,947	745
Devon Energy Corp.	6,345	265
EOG Resources, Inc.	6,976	681
EQT Corp.	2,096	128
Exxon Mobil Corp.	50,153	4,112
Halliburton Co.	10,486	516
Helmerich & Payne, Inc.	1,313	87
Hess Corp.	3,253	157
Kinder Morgan, Inc.	23,221	505
Marathon Oil Corp.	10,246	162
Marathon Petroleum Corp.	6,383	323
Murphy Oil Corp.	1,959	56
National Oilwell Varco, Inc.	4,580	184
Newfield Exploration Co.(a)	2,405	89
Noble Energy, Inc.	5,267	181
Occidental Petroleum Corp.	9,244	586
ONEOK, Inc.	2,549	141
Phillips 66	5,336	423
Pioneer Natural Resources Co.	2,053	382
Range Resources Corp.	2,275	66
Schlumberger Ltd.	16,864	1,317
Southwestern Energy Co.(a)	6,023	49
TechnipFMC PLC(a)	5,644	183
Tesoro Corp.	1,415	115
The Williams Cos., Inc.	9,988	296
Transocean Ltd.(a)	4,708	59
Valero Energy Corp.	5,455	362
		16,150
Financials (14.4%):
Affiliated Managers Group, Inc.	685	112
Aflac, Inc.	4,855	352
American Express Co.	9,156	723
American International Group, Inc.	11,256	703
Ameriprise Financial, Inc.	1,863	242
Aon PLC	3,176	377
Arthur J. Gallagher & Co.	2,160	122
Assurant, Inc.	672	64
Bank of America Corp.	121,259	2,859
BB&T Corp.	9,777	437
Berkshire Hathaway, Inc., Class B(a)	22,971	3,829
BlackRock, Inc., Class A	1,471	564
Capital One Financial Corp.	5,813	504
CBOE Holdings, Inc.	1,109	90
Chubb Ltd.	5,634	768
Cincinnati Financial Corp.	1,813	131
Citigroup, Inc.	33,512	2,005
Citizens Financial Group, Inc.	6,157	213
CME Group, Inc.	4,108	488
Comerica, Inc.	2,127	146
Discover Financial Services	4,662	319
E*TRADE Financial Corp.(a)	3,322	116
Fifth Third Bancorp	9,077	231
Franklin Resources, Inc.	4,170	176
Hartford Financial Services Group, Inc.	4,522	217
Huntington Bancshares, Inc.	13,133	176
Intercontinental Exchange, Inc.	7,205	431
Invesco Ltd.	4,881	150
JPMorgan Chase & Co.	43,203	3,794
KeyCorp	12,972	231
Leucadia National Corp.	3,917	102
Lincoln National Corp.	2,724	178
Loews Corp.	3,339	156
M&T Bank Corp.	1,864	288
Marsh & McLennan Co., Inc.	6,229	460
MetLife, Inc.	13,150	695
Moody’s Corp.	2,007	225
Morgan Stanley	17,382	744
Nasdaq, Inc.	1,391	97

See notes to schedules of investments.

Security Description	Shares	Value
Navient Corp.	3,520	$52
Northern Trust Corp.	2,601	225
People’s United Financial, Inc.	3,833	70
Principal Financial Group, Inc.	3,234	204
Prudential Financial, Inc.	5,201	555
Raymond James Financial, Inc.	1,547	118
Regions Financial Corp.	14,579	212
S&P Global, Inc.	3,125	409
State Street Corp.	4,343	346
SunTrust Banks, Inc.	5,944	329
Synchrony Financial	9,316	320
T. Rowe Price Group, Inc.	2,944	201
The Allstate Corp.	4,416	360
The Bank of New York Mellon Corp.	12,548	593
The Charles Schwab Corp.	14,694	600
The Goldman Sachs Group, Inc.	4,481	1,028
The PNC Financial Services Group, Inc.	5,880	707
The Progressive Corp.	7,025	275
The Travelers Co., Inc.	3,382	408
Torchmark Corp.	1,324	102
U.S. Bancorp	19,262	992
Unum Group	2,772	130
Wells Fargo & Co.	54,466	3,031
Willis Towers Watson PLC	1,541	202
XL Group Ltd.	3,205	128
Zions Bancorp	2,448	103
		35,215
Health Care (13.7%):
Abbott Laboratories	20,900	928
AbbVie, Inc.	19,281	1,256
Aetna, Inc.	4,253	543
Agilent Technologies, Inc.	3,895	206
Alexion Pharmaceuticals, Inc.(a)	2,716	329
Allergan PLC	4,054	969
AmerisourceBergen Corp.	1,997	177
Amgen, Inc.	8,907	1,461
Anthem, Inc.	3,197	529
Baxter International, Inc.	5,879	305
Becton, Dickinson & Co.	2,573	472
Biogen, Inc.(a)	2,611	714
Boston Scientific Corp.(a)	16,494	410
Bristol-Myers Squibb Co.	20,231	1,100
C.R. Bard, Inc.	870	216
Cardinal Health, Inc.	3,815	311
Celgene Corp.(a)	9,410	1,171
Centene Corp.(a)	2,080	148
Cerner Corp.(a)	3,549	209
Cigna Corp.	3,109	455
Danaher Corp.	7,379	631
DaVita, Inc.(a)	1,882	128
Dentsply Sirona, Inc.	2,777	173
Edwards Lifesciences Corp.(a)	2,569	242
Eli Lilly & Co.	11,743	988
Envision Healthcare Corp.(a)	1,420	87
Express Scripts Holding Co.(a)	7,326	483
Gilead Sciences, Inc.	15,810	1,074
HCA Holdings, Inc.(a)	3,492	311
Henry Schein, Inc.(a)	957	163
Hologic, Inc.(a)	3,378	144
Humana, Inc.	1,806	372
IDEXX Laboratories, Inc.(a)	1,064	165
Illumina, Inc.(a)	1,769	302
Incyte Pharmaceuticals, Inc.(a)	2,130	285
Intuitive Surgical, Inc.(a)	444	340
Johnson & Johnson	32,818	4,087
Laboratory Corp. of America Holdings(a)	1,237	177
Mallinckrodt PLC(a)	1,267	56
McKesson Corp.	2,564	380
Medtronic PLC	16,559	1,334

See notes to schedules of investments.

Security Description	Shares	Value
Merck & Co., Inc.	33,208	$2,110
Mettler-Toledo International, Inc.(a)	313	150
Mylan NV(a)	5,570	217
Patterson Co., Inc.	994	45
PerkinElmer, Inc.	1,328	77
Perrigo Co. PLC	1,734	115
Pfizer, Inc.	71,990	2,463
Quest Diagnostics, Inc.	1,662	163
Regeneron Pharmaceuticals, Inc.(a)	919	356
Stryker Corp.	3,743	493
The Cooper Co., Inc.	591	118
Thermo Fisher Scientific, Inc.	4,722	725
UnitedHealth Group, Inc.	11,636	1,909
Universal Health Services, Inc., Class B	1,080	134
Varian Medical Systems, Inc.(a)	1,130	103
Vertex Pharmaceuticals, Inc.(a)	3,005	329
Waters Corp.(a)	968	151
Zimmer Biomet Holdings, Inc.	2,432	297
Zoetis, Inc.	5,951	318
		34,104
Industrials (10.1%):
3M Co.	7,211	1,380
Acuity Brands, Inc.	533	109
Alaska Air Group, Inc.	1,493	138
Allegion PLC	1,154	87
American Airlines Group, Inc.	6,098	258
AMETEK, Inc.	2,775	150
Arconic, Inc.	5,328	140
C.H. Robinson Worldwide, Inc.	1,709	132
Caterpillar, Inc.	7,093	659
Cintas Corp.	1,042	132
CSX Corp.	11,206	522
Cummins, Inc.	1,870	283
Deere & Co.	3,545	386
Delta Air Lines, Inc.	8,839	406
Dover Corp.	1,880	151
Eaton Corp. PLC	5,439	403
Emerson Electric Co.	7,802	467
Equifax, Inc.	1,450	198
Expeditors International of Washington, Inc.	2,178	123
Fastenal Co.	3,498	181
FedEx Corp.	2,965	579
Flowserve Corp.	1,578	76
Fluor Corp.	1,685	88
Fortive Corp.	3,641	219
Fortune Brands Home & Security, Inc.	1,851	113
General Dynamics Corp.	3,442	644
General Electric Co.	105,530	3,145
Honeywell International, Inc.	9,207	1,150
Illinois Tool Works, Inc.	3,772	500
Ingersoll-Rand PLC	3,139	255
J.B. Hunt Transport Services, Inc.	1,050	96
Jacobs Engineering Group, Inc.	1,464	81
Johnson Controls International PLC	11,353	477
Kansas City Southern	1,289	111
L3 Technologies, Inc.	941	156
Lockheed Martin Corp.	3,020	808
Masco Corp.	3,874	132
Nielsen Holdings PLC	4,064	168
Norfolk Southern Corp.	3,514	393
Northrop Grumman Corp.	2,111	502
PACCAR, Inc.	4,244	285
Parker-Hannifin Corp.	1,612	258
Pentair PLC	2,022	127
Quanta Services, Inc.(a)	1,829	68
Raytheon Co.	3,542	540
Republic Services, Inc., Class A	2,789	175
Robert Half International, Inc.	1,546	75
Rockwell Automation, Inc.	1,555	242

See notes to schedules of investments.

Security Description	Shares	Value
Rockwell Collins, Inc.	1,582	$154
Roper Technologies, Inc.	1,232	254
Ryder System, Inc.	647	49
Snap-on, Inc.	701	118
Southwest Airlines Co.	7,442	400
Stanley Black & Decker, Inc.	1,846	245
Stericycle, Inc.(a)	1,029	85
Textron, Inc.	3,266	155
The Boeing Co.	6,889	1,219
The Dun & Bradstreet Corp.	445	48
TransDigm Group, Inc.	600	132
Union Pacific Corp.	9,843	1,042
United Continental Holdings, Inc.(a)	3,462	245
United Parcel Service, Inc., Class B	8,336	894
United Rentals, Inc.(a)	1,019	127
United Technologies Corp.	9,064	1,017
Verisk Analytics, Inc., Class A(a)	1,870	152
W.W. Grainger, Inc.	654	152
Waste Management, Inc.	4,892	357
Xylem, Inc.	2,170	109
		24,722
Information Technology (21.9%):
Accenture PLC, Class A	7,531	903
Activision Blizzard, Inc.	8,366	417
Adobe Systems, Inc.(a)	5,995	780
Advanced Micro Devices, Inc.(a)	9,331	136
Akamai Technologies, Inc.(a)	2,094	125
Alliance Data Systems Corp.	676	168
Alphabet, Inc., Class A(a)	3,593	3,046
Alphabet, Inc., Class C(a)	3,573	2,964
Amphenol Corp., Class A	3,721	265
Analog Devices, Inc.	4,402	361
Apple, Inc.	63,459	9,116
Applied Materials, Inc.	13,061	508
Autodesk, Inc.(a)	2,368	205
Automatic Data Processing, Inc.	5,430	556
Broadcom Ltd.	4,851	1,062
CA, Inc.	3,791	120
Cisco Systems, Inc.	60,572	2,047
Citrix Systems, Inc.(a)	1,891	158
Cognizant Technology Solutions Corp., Class A(a)	7,361	438
Conduent, Inc.(a)	54	1
Corning, Inc.	11,227	303
CSRA, Inc.	1,755	51
eBay, Inc.(a)	12,229	411
Electronic Arts, Inc.(a)	3,728	334
F5 Networks, Inc.(a)	783	112
Facebook, Inc., Class A(a)	28,485	4,046
Fidelity National Information Services, Inc.	3,976	317
Fiserv, Inc.(a)	2,595	299
FLIR Systems, Inc.	1,649	60
Global Payments, Inc.	1,842	149
Harris Corp.	1,505	167
Hewlett Packard Enterprises Co.	20,136	477
HP, Inc.	20,481	366
Intel Corp.	57,186	2,064
International Business Machines Corp.	10,382	1,808
Intuit, Inc.	2,939	341
Juniper Networks, Inc.	4,620	129
KLA-Tencor Corp.	1,895	180
Lam Research Corp.	1,969	253
Mastercard, Inc., Class A	11,396	1,282
Microchip Technology, Inc.	2,618	193
Micron Technology, Inc.(a)	12,537	362
Microsoft Corp.	93,468	6,156
Motorola Solutions, Inc.	1,992	172
NetApp, Inc.	3,277	137
NVIDIA Corp.	7,124	776
Oracle Corp.	36,250	1,617

See notes to schedules of investments.

Security Description	Shares	Value
Paychex, Inc.	3,862	$227
PayPal Holdings, Inc.(a)	13,584	584
Qorvo, Inc.(a)	1,529	105
QUALCOMM, Inc.	17,867	1,024
Red Hat, Inc.(a)	2,156	186
Salesforce.com, Inc.(a)	7,921	653
Seagate Technology PLC	3,570	164
Skyworks Solutions, Inc.	2,237	219
Symantec Corp.	7,485	230
Synopsys, Inc.(a)	1,820	131
TE Connectivity Ltd.	4,297	320
Teradata Corp.(a)	1,582	49
Texas Instruments, Inc.	12,092	974
The Western Union Co.	5,816	118
Total System Services, Inc.	1,995	107
VeriSign, Inc.(a)	1,076	94
Visa, Inc., Class A	22,472	1,998
Western Digital Corp.	3,484	288
Xerox Corp.	10,330	76
Xilinx, Inc.	3,011	174
Yahoo!, Inc.(a)	10,618	493
		54,152
Materials (2.7%):
Air Products & Chemicals, Inc.	2,632	356
Albemarle Corp.	1,361	144
Avery Dennison Corp.	1,081	87
Ball Corp.	2,117	157
CF Industries Holdings, Inc.	2,819	83
E.I. du Pont de Nemours & Co.	10,458	840
Eastman Chemical Co.	1,771	143
Ecolab, Inc.	3,175	398
FMC Corp.	1,617	113
Freeport-McMoRan, Inc.(a)	16,085	215
International Flavors & Fragrances, Inc.	955	127
International Paper Co.	4,974	252
LyondellBasell Industries NV, Class A	3,992	364
Martin Marietta Materials, Inc.	762	166
Monsanto Co.	5,303	600
Newmont Mining Corp.	6,429	212
Nucor Corp.	3,856	230
PPG Industries, Inc.	3,109	327
Praxair, Inc.	3,448	409
Sealed Air Corp.	2,340	102
The Dow Chemical Co.	13,502	857
The Mosaic Co.	4,236	124
The Sherwin-Williams Co.	981	304
Vulcan Materials Co.	1,600	193
WestRock Co.	3,029	158
		6,961
Real Estate (3.0%):
Alexandria Real Estate Equities, Inc.	1,074	119
American Tower Corp.	5,166	628
Apartment Investment & Management Co., Class A	1,899	84
AvalonBay Communities, Inc.	1,660	305
Boston Properties, Inc.	1,860	246
CBRE Group, Inc., Class A(a)	3,637	127
Crown Castle International Corp.	4,360	412
Digital Realty Trust, Inc.	1,926	205
Equinix, Inc.	940	376
Equity Residential	4,440	276
Essex Property Trust, Inc.	792	183
Extra Space Storage, Inc.	1,523	113
Federal Realty Investment Trust	871	116
Ggp US	7,064	164
HCP, Inc.	5,662	177
Host Hotels & Resorts, Inc.	8,942	167
Iron Mountain, Inc.	2,966	106

See notes to schedules of investments.

Security Description	Shares	Value
Kimco Realty Corp.	5,148	$114
Mid-America Apartment Communities, Inc.	1,373	140
Prologis, Inc.	6,402	332
Public Storage	1,806	395
Realty Income Corp.	3,278	195
Regency Centers Corp.	1,766	117
Simon Property Group, Inc.	3,868	665
SL Green Realty Corp.	1,216	130
The Macerich Co.	1,461	94
UDR, Inc.	3,232	117
Ventas, Inc.	4,289	279
Vornado Realty Trust	2,081	209
Welltower, Inc.	4,385	311
Weyerhaeuser Co.	9,059	308
		7,210
Telecommunication Services (2.4%):
AT&T, Inc.	74,284	3,086
CenturyLink, Inc.(b)	6,611	156
Level 3 Communications, Inc.(a)	3,534	202
Verizon Communications, Inc.	49,304	2,404
		5,848
Utilities (3.2%):
AES Corp.	7,972	90
Alliant Energy Corp.	2,753	109
Ameren Corp.	2,935	160
American Electric Power Co., Inc.	5,948	399
American Water Works Co., Inc.	2,155	168
CenterPoint Energy, Inc.	5,209	144
CMS Energy Corp.	3,385	151
Consolidated Edison, Inc.	3,689	286
Dominion Resources, Inc.	7,597	589
DTE Energy Co.	2,170	222
Duke Energy Corp.	8,461	694
Edison International	3,941	314
Entergy Corp.	2,169	165
Eversource Energy	3,833	225
Exelon Corp.	11,208	403
FirstEnergy Corp.	5,352	170
NextEra Energy, Inc.	5,655	727
NiSource, Inc.	3,912	93
NRG Energy, Inc.	3,822	71
PG&E Corp.	6,131	407
Pinnacle West Capital Corp.	1,347	112
PPL Corp.	8,221	307
Public Service Enterprise Group, Inc.	6,123	272
SCANA Corp.	1,728	113
Sempra Energy	3,030	335
The Southern Co.	11,988	597
WEC Energy Group, Inc.	3,817	231
Xcel Energy, Inc.	6,135	273
		7,827
Total Common Stocks (Cost $67,790)		245,232

Collateral for Securities Loaned (0.0%)(c)
Fidelity Investments Money Market Government Portfolio, Class I, 0.61%(d)	61,187	61
JPMorgan U.S. Government Money Market Fund, Institutional Class, 0.58%(d)	16,832	17
Total Collateral for Securities Loaned (Cost $78)		78

Total Investments (Cost $67,868) — 98.9%		245,310
Other assets in excess of liabilities — 1.1%		2,667
NET ASSETS - 100.00%		$247,977

See notes to schedules of investments.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Amount represents less than 0.05% of net assets.
(d)	Rate periodically changes. Rate disclosed is the daily yield on March 31, 2017.

PLC—Public Liability Co.

Futures Contracts Purchased

(Amounts not in thousands)

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P 500 Futures	22	6/16/17	$2,595,120	$2,636

See notes to schedules of investments.

Victory Portfolios	Schedule of Portfolio Investments
Munder Mid-Cap Core Growth Fund	March 31, 2017
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (99.1%)
Consumer Discretionary (16.1%):
Advance Auto Parts, Inc.	338,300	$50,156
Burlington Stores, Inc.(a)	360,500	35,073
Dollar Tree, Inc.(a)	222,300	17,442
Expedia, Inc.	395,500	49,900
Liberty Broadband Corp., Class A(a)	347,861	29,599
Liberty Broadband Corp., Class C(a)	630,521	54,478
Liberty Sirius XM Group, Class A(a)	584,746	22,758
Liberty Sirius XM Group, Class C(a)	996,392	38,640
Newell Brands, Inc.	1,285,800	60,651
NVR, Inc.(a)	11,800	24,861
Ross Stores, Inc.	1,501,000	98,871
Royal Caribbean Cruises Ltd.	643,900	63,173
Thor Industries, Inc.	771,900	74,203
Wynn Resorts Ltd.	433,600	49,695
		669,500
Consumer Staples (4.2%):
Church & Dwight Co., Inc.	1,344,300	67,040
Monster Beverage Corp.(a)	1,129,300	52,140
Pinnacle Foods, Inc.	944,200	54,641
		173,821
Energy (3.8%):
Concho Resources, Inc.(a)	392,000	50,309
Diamondback Energy, Inc.(a)	514,700	53,382
Gulfport Energy Corp.(a)	822,100	14,132
Parsley Energy, Inc., Class A(a)	1,294,300	42,078
		159,901
Financials (14.2%):
Affiliated Managers Group, Inc.	437,900	71,789
Northern Trust Corp.	835,300	72,321
Radian Group, Inc.	2,734,000	49,103
Reinsurance Group of America, Inc.	774,100	98,295
Signature Bank(a)	349,275	51,829
SLM Corp.(a)	6,515,400	78,836
SunTrust Banks, Inc.	1,313,900	72,659
SVB Financial Group(a)	523,200	97,362
		592,194
Health Care (9.8%):
Agilent Technologies, Inc.	1,144,800	60,526
Baxter International, Inc.	1,362,600	70,664
BioMarin Pharmaceutical, Inc.(a)	773,625	67,909
C.R. Bard, Inc.	318,500	79,160
Centene Corp.(a)	870,300	62,018
HealthSouth Corp.	1,548,300	66,282
		406,559
Industrials (12.2%):
A.O. Smith Corp.	1,439,100	73,624
AMETEK, Inc.	922,300	49,878
Carlisle Cos., Inc.	491,500	52,301
Colfax Corp.(a)	1,170,900	45,970
HD Supply Holdings, Inc.(a)	591,400	24,321
KAR Auction Services, Inc.	1,351,300	59,011
Owens Corning, Inc.	403,500	24,763
Roper Technologies, Inc.	265,400	54,802
Snap-on, Inc.	274,200	46,248
WABCO Holdings, Inc.(a)	238,900	28,052
Wabtec Corp.(b)	572,100	44,624
		503,594
Information Technology (18.9%):
Amphenol Corp., Class A	834,800	59,413
Broadcom Ltd.	469,800	102,867

See notes to schedules of investments.

Security Description	Shares	Value
CDW Corp. of Delaware	987,300	$56,977
Fidelity National Information Services, Inc.	1,111,400	88,490
IPG Photonics Corp.(a)	491,800	59,360
j2 Global, Inc.	628,500	52,737
Microchip Technology, Inc.(b)	1,076,900	79,455
NVIDIA Corp.	490,200	53,397
Palo Alto Networks, Inc.(a)	248,100	27,956
PTC, Inc.(a)	1,140,700	59,944
Skyworks Solutions, Inc.	777,500	76,179
Western Digital Corp.	874,000	72,131
		788,906
Materials (6.7%):
CF Industries Holdings, Inc.	840,900	24,680
Eagle Materials, Inc., Class A	420,200	40,818
Freeport-McMoRan, Inc.(a)	1,725,600	23,054
GCP Applied Technologies, Inc.(a)	523,900	17,105
LyondellBasell Industries NV, Class A	668,000	60,915
RPM International, Inc.	1,081,500	59,516
Vulcan Materials Co.	417,500	50,301
		276,389
Real Estate (8.9%):
CBRE Group, Inc., Class A(a)	1,322,800	46,020
Digital Realty Trust, Inc.	565,925	60,209
Gramercy Property Trust	1,187,100	31,221
Kilroy Realty Corp.	708,200	51,047
Kimco Realty Corp.	1,601,600	35,379
SBA Communications Corp.(a)	638,300	76,832
Sun Communities, Inc.	402,000	32,293
The Macerich Co.	685,900	44,172
		377,173
Utilities (4.3%):
Black Hills Corp.	448,000	29,779
CenterPoint Energy, Inc.	2,021,400	55,730
NiSource, Inc.	1,589,700	37,819
Sempra Energy	523,200	57,813
		181,141
Total Common Stocks (Cost $2,798,009)		4,129,178

Exchange-Traded Funds (1.0%)
SPDR S&P MidCap 400 ETF	136,692	42,705
Total Exchange-Traded Funds (Cost $41,152)		42,705

Collateral for Securities Loaned (0.5%)
Fidelity Investments Money Market Government Portfolio, Class I, 0.61%(c)	16,779,026	16,779
JPMorgan U.S. Government Money Market Fund, Institutional Class, 0.58%(c)	4,615,704	4,616
Total Collateral for Securities Loaned (Cost $21,395)		21,395

Total Investments (Cost $2,860,556) — 100.6%		4,193,278
Liabilities in excess of other assets — (0.6)%		(26,022)
NET ASSETS - 100.00%		$4,167,256

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rate periodically changes. Rate disclosed is the daily yield on March 31, 2017.

ETF—Exchange-Traded Fund

See notes to schedules of investments.

Victory Portfolios	Schedule of Portfolio Investments
Munder Small Cap Growth Fund	March 31, 2017
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (98.8%)
Communications Equipment (3.1%):
EMCORE Corp.	3,743	$34
Lumentum Holdings, Inc.(a)	805	43
Silicom Ltd.	2,179	108
		185
Consumer Discretionary (16.4%):
Brunswick Corp.	1,171	72
Burlington Stores, Inc.(a)	1,091	106
Cable One, Inc.	127	79
Dave & Buster’s Entertainment, Inc.(a)	1,862	113
Five Below, Inc.(a)	1,549	67
Gentherm, Inc.(a)	1,238	49
LCI Industries	786	78
Liberty Broadband Corp., Class A(a)	1,185	101
Planet Fitness, Inc., Class A	2,467	48
Pool Corp.	726	87
Tenneco, Inc.	1,074	67
Texas Roadhouse, Inc.	1,272	57
The Tile Shop Holdings, Inc.	2,370	46
		970
Consumer Staples (3.2%):
Pinnacle Foods, Inc.	1,348	78
Spectrum Brands Holdings, Inc.	531	74
United Natural Foods, Inc.(a)	916	40
		192
Electronic Equipment, Instruments & Components (2.0%):
ePlus, Inc.(a)	521	70
Napco Security Systems, Inc.(a)	4,590	47
		117
Energy (2.6%):
Abraxas Petroleum Corp.(a)	14,721	30
Diamondback Energy, Inc.(a)	745	77
Lonestar Resources US, Inc., Class A(a)	9,532	48
		155
Financials (5.4%):
Crawford & Co., Class A	5,794	47
Employers Holdings, Inc.	1,523	58
Radian Group, Inc.	1,045	19
Silvercrest Asset Management Group, Inc.	4,000	53
SLM Corp.(a)	4,075	49
WTB Financial Corp., Class B	338	93
		319
Health Care (21.7%):
Acadia Pharmaceuticals, Inc.(a)	504	17
Adamas Pharmaceuticals, Inc.(a)	1,413	25
Aduro Biotech, Inc.(a)	1,033	11
Advaxis, Inc.(a)	2,088	17
Aevi Genomic Medicine, Inc.(a)	3,863	7
Agenus, Inc.(a)	3,629	14
AMN Healthcare Services, Inc.(a)	1,221	50
Arrowhead Pharmaceuticals, Inc.(a)	3,537	7
AtriCure, Inc.(a)	3,209	61
Bluebird Bio, Inc.(a)	331	29
Cambrex Corp.(a)	1,527	84
Celldex Therapeutics, Inc.(a)	1,543	6
Cempra, Inc.(a)	873	3
Cidara Therapeutics, Inc.(a)	2,169	17
Clovis Oncology, Inc.(a)	185	12
Corium International, Inc.(a)	4,606	19
Curis, Inc.(a)	7,875	22
Dynavax Technologies Corp.(a)	1,530	9
Esperion Therapeutics, Inc.(a)	277	10

See notes to schedules of investments.

Security Description	Shares	Value
Foamix Pharmaceuticals Ltd.(a)	4,311	$21
GenMark Diagnostics, Inc.(a)	6,329	81
HealthSouth Corp.	1,349	57
Idera Pharmaceuticals, Inc.(a)	9,231	23
Insys Therapeutics, Inc.(a)(b)	949	10
Ionis Pharmaceuticals, Inc.(a)	581	23
Lemaitre Vascular, Inc.	2,208	54
Lexicon Pharmaceuticals(a)(b)	1,530	22
Merit Medical Systems, Inc.(a)	3,766	110
MiMedx Group, Inc.(a)(b)	2,930	28
Nektar Therapeutics(a)	3,349	80
Neurocrine Biosciences, Inc.(a)	649	28
Omeros Corp.(a)(b)	1,522	23
Portola Pharmaceuticals, Inc.(a)	1,243	48
RadNet, Inc.(a)	7,097	42
Rigel Pharmaceuticals, Inc.(a)	6,986	23
Spectranetics Corp.(a)	2,273	66
Synergy Pharmaceuticals, Inc.(a)(b)	4,929	23
Teligent, Inc.(a)	3,255	25
TG Therapeutics, Inc.(a)	1,978	23
Trevena, Inc.(a)	2,670	10
Ultragenyx Pharmaceutical, Inc.(a)	400	27
Xencor, Inc.(a)	1,223	29
		1,296
Industrials (15.2%):
Apogee Enterprises, Inc.	2,075	123
Applied Industrial Technologies, Inc.	1,154	71
Astronics Corp.(a)	1,601	51
Astronics Corp., Class B(a)	234	7
Caesarstone Sdot Yam Ltd.(a)	1,068	39
Casella Waste Systems, Inc.(a)	4,725	67
Comfort Systems USA, Inc.	1,343	49
Continental Building Products, Inc.(a)	2,895	71
Lydall, Inc.(a)	956	51
Marten Transport Ltd.	2,786	65
Mueller Water Products, Inc., Class A	4,845	58
On Assignment, Inc.(a)	1,665	80
PGT, Inc.(a)	7,052	76
Trex Co., Inc.(a)	646	45
TrueBlue, Inc.(a)	2,140	59
		912
Internet Software & Services (4.3%):
j2 Global, Inc.	864	72
LogMeIn, Inc.	779	76
Meetme, Inc.(a)	13,904	83
Xactly Corp.(a)	2,038	24
		255
IT Services (5.2%):
EPAM Systems, Inc.(a)	923	70
Euronet Worldwide, Inc.(a)	880	75
Planet Payment, Inc.(a)	13,976	56
Syntel, Inc.	1,128	19
WNS Holdings Ltd., ADR(a)	3,142	90
		310
Materials (3.4%):
Berry Plastics Group, Inc.(a)	1,362	66
Trinseo SA	1,199	80
US Concrete, Inc.(a)	920	59
		205
Real Estate (3.7%):
Firstservice Corp.	1,123	68
Retail Opportunity Investments Corp.	2,736	58
Rexford Industrial Realty, Inc.	1,912	43

See notes to schedules of investments.

Security Description	Shares	Value
Sun Communities, Inc.	648	$52
		221
Semiconductors & Semiconductor Equipment (3.8%):
Inphi Corp.(a)	1,321	64
ON Semiconductor Corp.(a)	5,589	88
PDF Solutions, Inc.(a)	3,335	75
		227
Software (8.3%):
BroadSoft, Inc.(a)	1,212	49
Imperva, Inc.(a)	925	38
PTC, Inc.(a)	1,732	90
QAD, Inc.	2,536	71
SS&C Technologies Holdings, Inc.	1,719	61
Synchronoss Technologies, Inc.(a)	1,295	32
Take-Two Interactive Software(a)	1,402	83
Zix Corp.(a)	14,515	70
		494
Technology Hardware, Storage & Peripherals (0.5%):
Immersion Corp.(a)	3,615	31
Total Common Stocks (Cost $5,232)		5,889

Exchange-Traded Funds (1.2%)
iShares Russell 2000 Growth ETF	446	72
Total Exchange-Traded Funds (Cost $60)		72

Collateral for Securities Loaned (1.5%)
Fidelity Investments Money Market Government Portfolio, Class I, 0.61%(c)	69,853	70
JPMorgan U.S. Government Money Market Fund, Institutional Class, 0.58%(c)	19,216	19
Total Collateral for Securities Loaned (Cost $89)		89

Total Investments (Cost $5,381) — 101.5%		6,050
Liabilities in excess of other assets — (1.5)%		(87)
NET ASSETS - 100.00%		$5,963

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rate periodically changes. Rate disclosed is the daily yield on March 31, 2017.

ADR—American Depositary Receipt

ETF—Exchange-Traded Fund

See notes to schedules of investments.

Victory Portfolios	Schedule of Portfolio Investments
Trivalent Emerging Markets Small-Cap Fund	March 31, 2017
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Fair Value(a)
Common Stocks (97.0%)
Brazil (7.3%):
Consumer Discretionary (2.0%):
Ser Educacional SA (b)	4,000	$26
Smiles SA	3,400	69
		95
Consumer Staples (1.1%):
Sao Martinho SA	9,400	52

Energy (0.7%):
Qgep Paticipacoes SA	16,100	31

Financials (1.5%):
Banco ABC Brasil SA	8,000	48
Sul America SA	4,164	22
		70
Health Care (0.9%):
Fleury SA	3,300	45

Real Estate (0.5%):
Iguatemi EMP de Shopping	2,300	24

Utilities (0.6%):
EDP - Energias do Brasil SA	6,700	30
		347
China (18.6%):
Consumer Discretionary (7.0%):
Best Pacific International Holdings Ltd.	52,000	42
China Lodging Group Ltd., ADR (c)	705	44
China Yongda Automobiles Services Holdings Ltd.	50,000	47
Minth Group Ltd.	14,000	56
Q Technology Group Co. Ltd. (c)	34,000	25
Tarena International, Inc., ADR (d)	2,026	38
Tianneng Power International Ltd.	34,000	31
Zhongsheng Group Holdings Ltd.	34,500	51
		334
Consumer Staples (1.0%):
Anhui Gujing Distillery Co. Ltd., Class B	12,700	50

Energy (0.6%):
Hilong Holdings Ltd. (d)	135,000	29

Financials (0.5%):
China International Capital Corp. Ltd., Class H (b)(c)	16,000	24

Health Care (0.5%):
China Biologic Products, Inc. (c)	216	22

Industrials (2.3%):
China Lesso Group Holdings Ltd.	36,000	30
CRCC High-Tech Equipment Corp. Ltd., Class H	45,000	21
Lonking Holdings Ltd.	114,000	35
Shenzhen Expressway Co. Ltd., Class H	24,000	22
		108
Information Technology (5.1%):
BYD Electronic (International) Co. Ltd.	30,000	42
Chinasoft International Ltd. (c)(d)	60,000	34
Daqo New Energy Corp., ADR (c)	1,265	24
Hua Hong Semiconductor Ltd. (b)	30,000	42
Momo, Inc., ADR (c)	1,396	48
Sunny Optical Technology Group Co. Ltd.	4,000	29
YY, Inc., ADR (c)	528	24
		243
Real Estate (1.1%):
Logan Property Holdings Co. Ltd.	96,000	51

Utilities (0.5%):
Huaneng Renewables Corp. Ltd.	74,000	26
		887

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Cyprus (0.5%):
Financials (0.5%):
TCS Group Holding PLC, GDR	2,227	$23

Egypt (0.4%):
Financials (0.4%):
Credit Agricole Egypt	10,332	21

Greece (0.4%):
Consumer Discretionary (0.4%):
Ff Group (c)	894	17

Hong Kong (6.1%):
Consumer Staples (0.8%):
China Agri - Industries Holdings Ltd. (c)	80,000	40

Health Care (0.5%):
Dawnrays Pharmaceutical Holdings Ltd.	36,000	21

Information Technology (0.6%):
Kingboard Laminates Holdings Ltd.	23,000	30

Materials (2.0%):
China Resources Cement Holdings Ltd.	82,000	46
Lee & Man Paper Manufacturing Ltd.	64,000	49
		95
Real Estate (1.0%):
Shenzhen Investment Ltd.	108,000	48

Utilities (1.2%):
Canvest Environmental Protection Group Co. Ltd. (d)	57,000	34
China Water Affairs Group Ltd.	38,000	25
		59
		293
Hungary (0.6%):
Telecommunication Services (0.6%):
Magyar Telekom Telecommunications PLC	16,326	27

India (10.6%):
Consumer Discretionary (1.6%):
Apollo Tyres Ltd.	10,278	33
Endurance Technologies Ltd. (b)(c)	3,723	44
		77
Consumer Staples (1.1%):
Balrampur Chini Mills Ltd.	24,246	54

Energy (0.8%):
Mangalore Refinery and Petrochemicals Ltd. (c)	24,225	40

Financials (2.3%):
Indian Bank	8,726	37
Manappuram Finance Ltd.	28,822	44
Reliance Capital Ltd.	3,216	30
		111
Health Care (0.7%):
Jubilant Life Sciences Ltd.	2,554	32

Industrials (0.8%):
Finolex Cables Ltd.	4,765	38

Information Technology (0.6%):
Mphasis Ltd.	3,230	29

Materials (1.0%):
Dalmia Bharat Ltd. (c)	1,617	49

Real Estate (0.7%):
Sobha Ltd.	6,028	32

Utilities (1.0%):
Indraprastha Gas Ltd.	2,873	45
		507

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Indonesia (1.5%):
Energy (0.8%):
Tambang Batubara Bukit Asam Tbk PT	38,200	$38

Telecommunication Services (0.7%):
PT Link Net TBK	85,300	35
		73
Jersey (0.6%):
Information Technology (0.6%):
WNS Holdings Ltd., ADR (c)	1,008	29

Korea, Republic Of (16.3%):
Consumer Discretionary (2.7%):
F&F Co. Ltd.	1,331	32
GS Home Shopping, Inc.	141	29
Nexen Tire Corp.	3,370	42
SL Corp.	1,527	26
		129
Consumer Staples (2.1%):
Dongwon Industries Co. Ltd.	153	47
Maeil Dairy Industry Co. Ltd.	1,315	55
		102
Financials (1.4%):
KB Insurance Co. Ltd.	984	24
KIWOOM Securities Co. Ltd.	617	45
		69
Health Care (3.5%):
Daewon Pharmaceutical Co. Ltd.	1,921	35
Dongkook Pharmaceutical Co. Ltd.	542	31
Hugel, Inc. (c)	102	34
Samjin Pharmaceutical Co. Ltd.	1,141	33
Vieworks Co. Ltd.	590	34
		167
Information Technology (3.2%):
Com2us Corp.	234	25
DuzonBizon Co. Ltd.	1,166	26
SFA Engineering Corp.	807	52
Tes Co. Ltd.	2,304	48
		151
Materials (2.7%):
Korea Petrochemical Ind Co. Ltd.	170	37
Poongsan Corp.	1,628	57
POSCO CHEMTECH Co. Ltd.	2,357	33
		127
Real Estate (0.7%):
Korea Real Estate Investment & Trust Co. Ltd.	11,881	33
		778
Luxembourg (1.5%):
Materials (1.5%):
Ternium SA, ADR	2,691	70

Malaysia (4.1%):
Consumer Discretionary (0.5%):
Padini Holdings Berhad	33,300	23

Health Care (0.4%):
Supermax Corp. Berhad	38,300	17

Industrials (0.6%):
AIRASIA BERHAD	43,000	30

Information Technology (1.0%):
Malaysian Pacific Industries Berhad	18,900	49

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Real Estate (0.5%):
Uoa Development Berhad	42,400	$26

Telecommunication Services (0.6%):
TIME dotCom Berhad	14,500	28

Utilities (0.5%):
Gas Malaysia Berhad	34,800	24
		197
Mexico (2.4%):
Consumer Discretionary (0.3%):
Consorcio ARA SAB de CV	51,500	16

Financials (0.6%):
Bolsa Mexicana de Valores SAB de CV	16,500	28

Industrials (0.9%):
OHL Mexico SAB de CV	28,400	40

Real Estate (0.6%):
Prologis Property Mexico SA de CV	17,400	30
		114
Philippines (0.5%):
Industrials (0.5%):
Cebu Air, Inc.	13,830	26

Poland (1.5%):
Financials (0.7%):
Warsaw Stock Exchange	3,171	35

Industrials (0.8%):
Budimex SA	563	35
		70
Russian Federation (3.3%):
Industrials (1.1%):
Aeroflot - Russian Airlines PJSC (c)	16,800	50

Materials (1.0%):
ALROSA AO	30,338	49

Real Estate (0.6%):
LSR Group PJSC, GDR	8,058	30

Telecommunication Services (0.6%):
Sistema Pjsc-REG S Spons, GDR	3,202	29
		158
Singapore (1.3%):
Real Estate (1.3%):
Yanlord Land Group Ltd.	49,200	64

South Africa (5.0%):
Financials (0.5%):
Investec Ltd.	3,125	21

Health Care (0.5%):
Adcock Ingram Holdings Ltd.	5,242	24

Industrials (1.5%):
KAP Industrial Holdings Ltd.	59,075	39
Raubex Group Ltd.	17,584	34
		73
Materials (1.8%):
Sappi Ltd.	12,888	87

Real Estate (0.7%):
Hyprop Investments Ltd.	3,330	31
		236
Taiwan (11.5%):
Consumer Discretionary (2.0%):
Gourmet Master Co. Ltd.	2,000	19

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
KMC Kuei Meng International, Inc.	6,000	$29
Taiwan Paiho Ltd.	13,000	45
		93
Health Care (1.5%):
Formosa Laboratories, Inc.	10,000	29
St.Shine Optical Co. Ltd.	2,000	41
		70
Industrials (2.7%):
Chicony Power Technology Co. Ltd.	15,000	24
Kung Long Batteries Industrial Co. Ltd.	9,000	47
Sinmag Equipment Corp.	5,000	23
Turvo International Co. Ltd.	11,000	37
		131
Information Technology (5.3%):
CHIPBOND Technology Corp.	16,000	26
Chroma ATE, Inc.	12,000	36
Flexium Interconnect, Inc.	8,000	28
Merry Electronics Co. Ltd.	9,000	48
Powertech Technology, Inc.	19,000	55
Sitronix Technology Corp.	7,000	23
Tripod Technology Corp.	13,000	37
		253
		547
Thailand (1.8%):
Financials (1.0%):
Thanachart Capital PLC	36,800	51

Real Estate (0.8%):
Supalai Public Co. Ltd.	50,400	37
		88
Turkey (1.2%):
Industrials (0.7%):
Tekfen Holding AS	13,627	33

Materials (0.5%):
Akcansa Cimento AS	6,742	23
		56
Total Common Stocks (Cost $3,868)		4,628

Preferred Stocks (0.8%)
Russian Federation (0.8%):
Energy (0.8%):
Ak Transneft OAO	12	37
Total Preferred Stocks (Cost $27)		37

Exchange-Traded Funds (1.4%)
United States (1.4%):
iShares MSCI Emerging Markets Small-Cap ETF	1,430	66
Total Exchange-Traded Funds (Cost $60)		66

Collateral for Securities Loaned (2.2%)
United States (2.2%):
JPMorgan U.S. Government Money Market Fund, Institutional Class, 0.58%(e)	22,683	23
Fidelity Investments Money Market Government Portfolio, Class I, 0.61%(e)	82,456	82
Total Collateral for Securities Loaned (Cost $105)		105

Total Investments (Cost $4,060) — 101.4%		4,836
Liabilities in excess of other assets — (1.4)%		(68)
NET ASSETS - 100.00%		$4,768

See notes to schedules of investments.

(a)	All securities, except those traded on exchanges in the United States (including ADRs), Brazil and Mexico were fair valued as of March 31, 2017.
(b)

Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of March 31, 2017, the fair value of these securities was $136 (thousands) and amounted to 2.9% of net assets.

(c)	Non-income producing security.
(d)	All or a portion of this security is on loan.
(e)	Rate periodically changes. Rate disclosed is the daily yield on March 31, 2017.

ADR—American Depositary Receipt

ETF—Exchange-Traded Fund

GDR—Global Depository Receipt

OAO—Russian Open Joint Stock Corporations

PLC—Public Liability Co.

SER—Series

See notes to schedules of investments.

Victory Portfolios	Schedule of Portfolio Investments
Trivalent International Fund-Core Equity	March 31, 2017
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Fair Value(a)
Common Stocks (95.0%)
Australia (4.5%):
Energy (0.5%):
Beach Energy Ltd.	186,185	$114

Financials (1.8%):
Australia & New Zealand Banking Group Ltd.	5,408	131
Macquarie Group Ltd.	1,640	113
National Australia Bank Ltd.	5,304	135
		379
Industrials (0.3%):
Qantas Airways Ltd.	21,179	63

Materials (1.1%):
Rio Tinto Ltd.	4,766	220

Real Estate (0.8%):
Dexus Property Group	12,945	97
Lendlease Group	6,253	74
		171
		947
Austria (0.6%):
Financials (0.3%):
Erste Group Bank AG	1,925	63

Materials (0.3%):
Voestalpine AG	1,357	53
		116
Belgium (0.8%):
Financials (0.4%):
KBC Groep NV	1,263	84

Materials (0.4%):
Solvay SA	708	86
		170
Brazil (1.3%):
Consumer Discretionary (0.7%):
Smiles SA	7,500	152

Financials (0.6%):
Banco Santander Brasil SA	14,500	129
		281
Canada (6.6%):
Consumer Discretionary (0.4%):
Magna International, Inc.	1,840	80

Consumer Staples (0.3%):
Premium Brands Holdings Corp.	1,021	65

Energy (2.0%):
Birchcliff Energy Ltd.	12,837	73
Gran Tierra Energy, Inc. (b)	27,380	73
Parex Resources, Inc. (b)	12,162	155
Seven Generations Energy Ltd., Class A (b)	5,801	106
		407
Financials (2.8%):
Bank of Montreal	1,318	99
Canadian Imperial Bank of Commerce	2,170	187
Industrial Alliance Insurance	2,103	91
Sun Life Financial, Inc.	3,225	118
The Bank of Nova Scotia	1,679	98
		593
Industrials (0.4%):
Air Canada (b)	7,600	79

Materials (0.7%):
Ccl Industries, Inc.	287	62

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
HudBay Minerals, Inc.	13,798	$91
		153
		1,377
China (5.4%):
Consumer Discretionary (0.3%):
Chongqing Changan Automobile Co. Ltd.	41,826	58

Energy (0.3%):
China Petroleum & Chemical Corp., Class H	94,000	76

Financials (1.6%):
Bank of China Ltd.	211,275	105
Industrial & Commercial Bank of China Ltd.	230,250	151
PICC Property & Casualty Co. Ltd., Class H	50,000	77
		333
Health Care (0.3%):
Sinopharm Group Co. Ltd.	12,400	58

Industrials (0.6%):
China Railway Construction Corp. Ltd.	88,075	125

Information Technology (2.0%):
AAC Technologies Holdings, Inc.	9,500	111
Alibaba Group Holding Ltd., ADR (b)	1,288	139
NetEase, Inc., ADR	304	86
Tencent Holdings Ltd.	2,900	84
		420
Real Estate (0.3%):
Country Garden Holdings Co. Ltd.	78,000	70
		1,140
Denmark (1.7%):
Consumer Discretionary (0.4%):
Pandora A/S	804	89

Financials (0.5%):
Danske Bank A/S	3,117	106

Health Care (0.4%):
H. Lundbeck A/S	1,916	89

Industrials (0.4%):
Vestas Wind Systems A/S	867	71
		355
Finland (0.4%):
Telecommunication Services (0.4%):
Elisa Oyj	2,095	74

France (6.4%):
Consumer Discretionary (1.3%):
LVMH Moet Hennessy Louis Vuitton SA	308	68
Renault SA	962	84
Valeo SA	1,842	122
		274
Consumer Staples (0.4%):
Pernod Ricard SA	655	77

Energy (0.9%):
Total SA	3,702	187

Financials (1.3%):
AXA SA	2,496	64
BNP Paribas SA	3,044	203
		267
Industrials (0.7%):
Teleperformance	754	81
Vinci SA	890	71
		152
Information Technology (0.6%):
Atos SE	985	122

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Real Estate (0.4%):
Nexity SA	1,698	$84

Telecommunication Services (0.4%):
Orange SA	6,268	97

Utilities (0.4%):
Veolia Environnement SA	4,144	78
		1,338
Germany (5.6%):
Consumer Discretionary (0.6%):
Adidas AG	317	60
Daimler AG, Registered Shares	942	70
		130
Financials (0.8%):
Hannover Rueck SE	1,403	162

Health Care (1.5%):
Bayer AG	696	80
Fresenius SE & Co. KGaA	1,920	154
Merck KGaA	685	78
		312
Industrials (1.0%):
Deutsche Post AG	1,813	62
Siemens AG	1,036	142
		204
Information Technology (0.7%):
Infineon Technologies AG	3,600	74
SAP SE	708	69
		143
Materials (0.6%):
BASF SE	1,357	134

Telecommunication Services (0.4%):
Deutsche Telekom AG, Registered Shares	4,448	78
		1,163
Hong Kong (2.5%):
Consumer Discretionary (0.3%):
Galaxy Entertainment Group Ltd.	13,000	71

Consumer Staples (0.6%):
WH Group Ltd. (c)	154,000	133

Financials (0.4%):
BOC Hong Kong Holdings Ltd.	18,500	75

Real Estate (0.6%):
Cheung Kong Property Holdings Ltd.	8,895	60
Sun Hung KAI Properties Ltd.	4,000	59
		119
Telecommunication Services (0.3%):
HKT Trust & HKT Ltd.	49,000	63

Utilities (0.3%):
CLP Holdings Ltd.	6,000	63
		524
India (1.8%):
Energy (0.3%):
Reliance Industries Ltd. (b)	3,400	69

Financials (0.5%):
Indiabulls Housing Finance Ltd.	6,423	99

Health Care (0.3%):
Glenmark Pharmaceuticals Ltd.	4,615	60

Information Technology (0.3%):
HCL Technologies Ltd.	5,036	68

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Utilities (0.4%):
Power Grid Corp. of India Ltd.	23,975	$73
		369
Indonesia (0.6%):
Telecommunication Services (0.3%):
PT Telekomunikasi Indonesia Persero TBK	245,900	76

Utilities (0.3%):
PT Perusahaan Gas Negara Persero TBK	303,800	58
		134
Ireland (1.7%):
Health Care (1.1%):
ICON PLC (b)	1,332	106
Shire PLC	2,333	136
		242
Materials (0.6%):
CRH PLC	3,431	121
		363
Israel (0.3%):
Information Technology (0.3%):
Check Point Software Technologies Ltd. (b)	592	61

Italy (1.7%):
Energy (0.3%):
Eni SpA	3,594	59

Industrials (0.4%):
Finmeccanica SpA (b)	5,757	81

Telecommunication Services (0.3%):
Telecom Italia SpA (b)	67,454	61

Utilities (0.7%):
A2A SpA	40,058	60
Enel SpA	20,769	98
		158
		359
Japan (16.0%):
Consumer Discretionary (3.1%):
Bandai Namco Holdings, Inc.	2,300	69
Fuji Heavy Industries Ltd.	5,200	191
Koito Manufacturing Co. Ltd.	1,800	94
Nissan Motor Co. Ltd.	15,600	150
Nitori Holdings Co. Ltd.	500	63
Sekisui House Ltd.	5,500	91
		658
Consumer Staples (1.2%):
Asahi Group Holdings Ltd.	2,300	87
Matsumotokiyoshi Holdings Co. Ltd.	1,200	57
NH Foods Ltd.	4,000	108
		252
Financials (2.7%):
Chiba Bank Ltd.	10,700	69
Mizuho Financial Group, Inc.	57,500	106
ORIX Corp.	10,600	157
Sumitomo Mitsui Financial Group, Inc.	3,125	114
Tokio Marine Holdings, Inc.	2,700	114
		560
Health Care (1.1%):
Astellas Pharma, Inc.	8,200	108
Shionogi & Co. Ltd.	2,400	124
		232
Industrials (2.9%):
Asahi Glass Co. Ltd.	12,000	97
Central Japan Railway Co.	900	147

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
ITOCHU Corp.	6,300	$90
Mitsubishi Electric Corp.	5,200	75
Mitsui & Co. Ltd.	4,700	68
OBAYASHI Corp.	8,000	75
Taisei Corp.	8,000	59
		611
Information Technology (1.8%):
Fujitsu Ltd.	14,000	86
Kyocera Corp.	1,700	95
Tokyo Electron Ltd.	1,800	197
		378
Materials (0.9%):
Tosoh Corp.	8,000	70
Ube Industries Ltd.	48,000	109
		179
Real Estate (0.9%):
Daiwa House Industry Co. Ltd.	6,200	178

Telecommunication Services (1.1%):
KDDI Corp.	3,500	92
Nippon Telegraph & Telephone Corp.	3,300	141
		233
Utilities (0.3%):
Kansai Electric Power Co.	4,600	57
		3,338
Korea, Republic Of (3.6%):
Consumer Discretionary (0.6%):
Hankook Tire Co. Ltd.	1,282	62
LG Electronics, Inc.	968	59
		121
Consumer Staples (0.3%):
KT&G Corp.	729	64

Financials (0.6%):
Industrial Bank of Korea	6,531	71
Shinhan Financial Group Co. Ltd.	1,484	62
		133
Information Technology (1.0%):
Samsung Electronics Co. Ltd.	111	204

Materials (0.6%):
Lotte Chemical Corp.	185	61
POSCO	260	68
		129
Telecommunication Services (0.5%):
KT Corp., ADR	5,567	94
		745
Luxembourg (0.6%):
Materials (0.6%):
ArcelorMittal (b)	14,975	125

Mexico (0.7%):
Consumer Staples (0.3%):
Gruma SAB de CV, Class B	4,850	68

Industrials (0.4%):
OHL Mexico SAB de CV	54,400	77
		145
Netherlands (2.1%):
Consumer Staples (0.8%):
Koninklijke Ahold Delhaize NV	8,131	174

Financials (0.4%):
ING Groep NV	5,268	79

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Industrials (0.9%):
AerCap Holdings NV (b)	2,517	$116
Randstad Holding NV (d)	1,075	62
		178
		431
Norway (0.7%):
Consumer Staples (0.7%):
Marine Harvest ASA	9,411	144

Portugal (0.8%):
Energy (0.5%):
Galp Energia SGPS SA	7,185	109

Utilities (0.3%):
EDP - Energias de Portugal SA	17,524	59
		168
Russian Federation (0.7%):
Energy (0.4%):
LUKOIL PJSC, ADR	1,595	85

Financials (0.3%):
Sberbank of Russia PJSC	22,280	63
		148
Singapore (0.9%):
Consumer Staples (0.3%):
Wilmar International Ltd.	25,900	66

Financials (0.6%):
DBS Group Holdings Ltd.	9,400	130
		196
South Africa (1.6%):
Consumer Discretionary (0.4%):
Naspers Ltd.	454	78

Financials (0.3%):
Nedbank Group Ltd.	3,816	69

Materials (0.5%):
Sappi Ltd.	15,758	107

Telecommunication Services (0.4%):
Telkom SA SOC Ltd.	13,792	77
		331
Spain (3.0%):
Consumer Discretionary (0.3%):
Industria de Diseno Textil SA	1,618	57

Energy (0.7%):
Enagas SA	2,298	60
Repsol SA	5,774	89
		149
Financials (0.4%):
Banco Santander SA	12,284	75

Industrials (0.6%):
ACS, Actividades de Construccion y Servicios SA	2,158	74
Aena SA (c)	393	62
		136
Telecommunication Services (0.6%):
Telefonica SA	11,911	133

Utilities (0.4%):
Iberdrola SA	11,618	83
		633

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Sweden (1.7%):
Consumer Staples (0.7%):
Svenska Cellulosa AB SCA, B Shares	4,764	$154

Financials (0.3%):
Swedbank AB, A Shares	2,399	55

Industrials (0.3%):
Atlas Copco AB, A Shares	1,923	68

Materials (0.4%):
Boliden AB	2,637	78
		355
Switzerland (5.5%):
Consumer Discretionary (0.3%):
CIE Financiere Richemont SA	863	68

Financials (1.5%):
Swiss Life Holding AG	566	182
Swiss Re AG	687	62
UBS Group AG, Registered Shares	3,557	57
		301
Health Care (2.1%):
Lonza Group AG, Registered Shares	859	163
Roche Holding AG	1,099	281
		444
Industrials (0.6%):
Adecco SA, Registered Shares	872	62
Georg Fischer AG (b)	76	69
		131
Information Technology (1.0%):
Logitech International SA	3,622	115
Stmicroelectronics NV	6,041	93
		208
		1,152
Taiwan (2.1%):
Consumer Staples (0.3%):
President Chain Store Corp.	8,000	66

Information Technology (1.8%):
Hon Hai Precision Industry Co. Ltd.	39,410	118
Powertech Technology, Inc.	52,000	151
Taiwan Semiconductor Manufacturing Co. Ltd.	17,000	107
		376
		442
Thailand (0.9%):
Consumer Staples (0.3%):
Charoen Pokphand Foods Public Co. Ltd.	70,400	57

Materials (0.3%):
The Siam Cement Public Co. Ltd. - NVDR	4,300	68

Real Estate (0.3%):
Supalai Public Co. Ltd.	97,800	71
		196
Turkey (0.6%):
Financials (0.3%):
Turkiye Is Bankasi	36,597	67

Telecommunication Services (0.3%):
Turkcell Iletisim Hizmetleri AS	18,996	63
		130
United Kingdom (11.2%):
Consumer Discretionary (1.1%):
Barratt Developments PLC	8,793	60
Compass Group PLC	3,605	68
Dixons Carphone PLC	12,220	49

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
GKN PLC	13,310	$61
		238
Consumer Staples (2.6%):
Diageo PLC	3,158	90
Greggs PLC	7,340	96
Imperial Tobacco Group PLC	2,820	136
Tate & Lyle PLC	5,818	56
Unilever PLC	3,484	172
		550
Energy (0.8%):
BP PLC	26,896	155

Financials (3.1%):
3i Group PLC	17,274	162
Barclays PLC	31,853	90
HSBC Holdings PLC	8,357	68
Lloyds Banking Group PLC	123,222	103
Prudential PLC	7,442	157
RSA Insurance Group PLC	8,579	63
		643
Health Care (1.5%):
AstraZeneca PLC	1,872	115
Convatec Group PLC (b)(c)	19,364	68
GlaxoSmithKline PLC	6,276	130
		313
Industrials (0.8%):
Ashtead Group PLC	8,199	170

Information Technology (0.3%):
Moneysupermarket.com Group PLC	14,771	61

Materials (0.7%):
Mondi PLC	4,057	98
RPC Group PLC	5,101	50
		148
Telecommunication Services (0.3%):
Vodafone Group PLC	24,254	63
		2,341
United States (0.4%):
Consumer Discretionary (0.4%):
Carnival PLC	1,482	85
Total Common Stocks (Cost $18,464)		19,876

Preferred Stocks (0.9%)
Brazil (0.5%):
Energy (0.5%):
Petroleo Brasileiro SA (b)	22,400	104

Germany (0.4%):
Consumer Staples (0.4%):
Henkel AG And Co.	711	91
Total Preferred Stocks (Cost $198)		195

Exchange-Traded Funds (3.1%)
United States (3.1%):
iShares MSCI EAFE ETF	7,748	483
iShares MSCI Emerging Markets ETF (d)	3,968	156
		639
Total Exchange-Traded Funds (Cost $621)		639

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Collateral for Securities Loaned (0.7%)
United States (0.7%):
JPMorgan U.S. Government Money Market Fund, Institutional Class, 0.58%(e)	33,743	$34
Fidelity Investments Money Market Government Portfolio, Class I, 0.61%(e)	122,663	123
Total Collateral for Securities Loaned (Cost $157)		157

Total Investments (Cost $19,440) — 99.7%		20,867
Other assets in excess of liabilities — 0.3%		60
NET ASSETS - 100.00%		$20,927

(a)	All securities, except those traded on exchanges in the United States (including ADRs), Brazil, Canada and Mexico were fair valued as of March 31, 2017.
(b)	Non-income producing security.
(c)

Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of March 31, 2017, the fair value of these securities was $263 (thousands) and amounted to 1.3% of net assets.

(d)	All or a portion of this security is on loan.
(e)	Rate periodically changes. Rate disclosed is the daily yield on March 31, 2017.

ADR—American Depositary Receipt

ETF—Exchange-Traded Fund

NVDR—Non-Voting Depository Receipt

PLC—Public Liability Co.

See notes to schedules of investments.

Victory Portfolios	Schedule of Portfolio Investments
Trivalent International Small-Cap Fund	March 31, 2017
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Fair Value(a)
Common Stocks (98.6%)
Australia (7.1%):
Consumer Discretionary (1.2%):
Aristocrat Leisure Ltd.	308,178	$4,229
Jb Hi-Fi Ltd.	214,868	4,053
Super Retail Group Ltd.	390,403	3,057
		11,339
Consumer Staples (0.4%):
Graincorp Limited	549,323	3,815

Energy (0.6%):
Beach Energy Ltd.	10,426,065	6,366

Financials (0.3%):
BT Investment Management Ltd.	416,850	3,183

Industrials (0.6%):
Cleanaway Waste Management Ltd.	3,318,993	3,041
Seven Group Holdings Ltd.	386,418	3,160
		6,201
Materials (2.7%):
BlueScope Steel Ltd.	1,011,047	9,476
CSR Ltd.	1,936,770	6,668
Mineral Resources Ltd.	407,320	3,342
OZ Minerals Ltd.	1,209,960	7,237
		26,723
Real Estate (1.0%):
Aveo Group	1,224,932	3,002
Charter Hall Group	1,662,813	7,008
		10,010
Telecommunication Services (0.3%):
Amaysim Australia Ltd.	1,707,731	2,478
		70,115
Austria (0.4%):
Industrials (0.4%):
Porr AG	105,008	3,901

Belgium (0.8%):
Information Technology (0.4%):
Melexis NV	45,258	3,918

Real Estate (0.4%):
Warehouses De Pauw SCA	44,461	4,134
		8,052
Canada (7.2%):
Consumer Discretionary (1.0%):
Brp, Inc./CA (b)	139,940	3,294
Cogeco Communications, Inc.	56,266	3,007
Entertainment One Ltd.	1,335,056	4,089
		10,390
Consumer Staples (0.5%):
Premium Brands Holdings Corp.	81,860	5,242

Energy (1.9%):
Enerflex Ltd.	219,936	3,139
Gran Tierra Energy, Inc. (b)	1,107,992	2,950
Painted Pony Petroleum (b)(c)	575,331	2,328
Parex Resources, Inc. (b)	580,748	7,403
Tamarack Valley Energy Ltd. (b)	1,435,977	3,142
		18,962
Financials (0.4%):
Laurentian Bank of Canada	93,958	4,139

Industrials (0.3%):
Air Canada (b)	295,020	3,062

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Information Technology (0.5%):
Celestica, Inc. (b)	327,206	$4,759

Materials (1.5%):
HudBay Minerals, Inc.	472,196	3,104
Interfor Corp. (b)	292,695	3,782
OceanaGold Corp.	1,059,016	3,138
SEMAFO, Inc. (b)	1,477,119	4,454
		14,478
Real Estate (0.7%):
Canadian Apartment Properties REIT	131,907	3,303
Tricon Capital Group, Inc. (c)	400,261	3,287
		6,590
Utilities (0.4%):
Algonquin Power & Utilities Corp.	446,871	4,268
		71,890
Cayman Islands (0.4%):
Consumer Discretionary (0.4%):
Nexteer Automotive Group Ltd.	2,608,000	3,849

China (0.3%):
Consumer Discretionary (0.3%):
Musashi Seimitsu Industry Co. Ltd.	108,500	2,777

Denmark (1.1%):
Financials (0.3%):
Jyske Bank A/S	59,627	3,016

Health Care (0.4%):
GN Store Nord A/S	179,971	4,202

Industrials (0.4%):
Nkt Holdings A/S	51,127	3,750
		10,968
Faroe Islands (0.3%):
Consumer Staples (0.3%):
Bakkafrost P/F	83,317	2,578

Finland (1.5%):
Industrials (1.1%):
Cramo Oyj (c)	270,561	6,159
Valmet Oyj	295,549	4,587
		10,746
Real Estate (0.4%):
Sponda Oyj	984,586	4,114
		14,860
France (8.8%):
Consumer Discretionary (1.7%):
Elior Group (d)	150,744	3,415
Seb SA	22,257	3,108
Television Francaise (T.F.1)	262,941	3,134
Valeo SA	114,224	7,598
		17,255
Financials (1.0%):
Amundi SA (c)(d)	110,991	6,546
SCOR SE	96,864	3,660
		10,206
Health Care (1.0%):
Ipsen SA	95,377	9,535

Industrials (1.8%):
Edenred	120,821	2,851
Eiffage SA	72,786	5,696
Teleperformance	89,903	9,706
		18,253

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Information Technology (2.0%):
Alten Ltd.	73,667	$5,647
Atos SE	85,142	10,521
Criteo SA, ADR (b)	75,023	3,750
		19,918
Materials (0.7%):
Arkema SA	66,699	6,565

Real Estate (0.6%):
Nexity SA	113,539	5,580
		87,312
Germany (5.6%):
Consumer Staples (0.5%):
Suedzucker AG	202,437	5,073

Financials (0.3%):
Aareal Bank AG	87,868	3,397

Health Care (1.2%):
Carl Zeiss Meditec AG	67,237	2,869
Gerresheimer AG	40,085	3,173
Stada Arzneimittel AG	87,451	5,356
		11,398
Industrials (1.6%):
Duerr AG	96,025	8,568
MTU Aero Engines Holding AG	31,893	4,146
VTG AG (c)	93,857	3,046
		15,760
Information Technology (0.8%):
Bechtle AG	33,698	3,657
Wirecard AG (c)	79,806	4,413
		8,070
Materials (0.3%):
Lanxess AG	46,522	3,121

Real Estate (0.5%):
TAG Immobilien AG	329,832	4,437

Telecommunication Services (0.4%):
Freenet AG	119,225	3,875
		55,131
Hong Kong (2.1%):
Consumer Discretionary (0.9%):
Man Wah Holdings Ltd.	10,947,200	8,696

Financials (0.3%):
Dah Sing Financial Holdings Ltd.	393,200	2,996

Information Technology (0.9%):
Tongda Group Holdings Ltd.	25,660,000	9,058
		20,750
Ireland (0.9%):
Health Care (0.7%):
UDG Healthcare PLC	745,960	6,549

Industrials (0.2%):
Grafton Group PLC	282,050	2,522
		9,071
Isle of Man (0.3%):
Information Technology (0.3%):
Playtech Ltd.	264,089	3,081

Italy (3.9%):
Consumer Discretionary (1.4%):
Brembo SpA	182,579	13,506

Financials (0.3%):
Azimut Holding SpA	177,366	3,080

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Health Care (0.8%):
Amplifon SpA	651,104	$7,840

Materials (0.3%):
Buzzi Unicem SpA	137,738	3,520

Telecommunication Services (0.5%):
Infrastructure Wireless Italiane SpA (d)	1,047,564	5,518

Utilities (0.6%):
A2A SpA	3,739,067	5,648
		39,112
Japan (20.9%):
Consumer Discretionary (4.3%):
Adastria Co. Ltd.	171,700	4,282
Clarion Co. Ltd.	1,097,000	4,536
Daikyonishikawa Corp.	296,700	3,893
Dcm Holdings Co. Ltd.	441,400	4,082
Doutor Nichires Holdings Co. Ltd.	313,700	6,144
Fujitsu General Ltd.	212,000	4,212
Nishimatsuya Chain Co. Ltd.	299,800	3,392
Round One Corp.	395,200	3,143
Starts Corp., Inc.	154,900	3,236
Sumitomo Forestry Co. Ltd.	374,900	5,715
		42,635
Consumer Staples (1.9%):
Arcs Co. Ltd.	157,300	3,764
Mandom Corp.	92,400	4,350
Matsumotokiyoshi Holdings Co. Ltd.	100,900	4,807
Morinaga & Co. Ltd.	134,400	5,968
		18,889
Financials (1.6%):
North Pacific Bank Ltd.	1,426,700	5,412
The Shiga Bank Ltd.	1,103,000	5,662
Zenkoku Hosho Co. Ltd.	143,200	4,893
		15,967
Health Care (1.0%):
Asahi Intecc Co. Ltd.	84,400	3,513
Nippon Shinyaku Co. Ltd.	57,200	2,921
Ship Healthcare Holdings, Inc.	132,700	3,545
		9,979
Industrials (6.1%):
CKD Corp.	373,800	4,740
Daifuku Co. Ltd.	161,700	4,045
Daihen Corp.	659,000	4,285
Jac Recruitment Co. Ltd. (c)	198,400	3,231
Kandenko Co. Ltd.	477,000	4,271
Maeda Corp.	537,000	4,762
Nissha Printing Co., Ltd. (c)	104,700	2,490
Outsourcing, Inc. (c)	101,100	4,020
Penta-Ocean Construction Co. Ltd.	694,500	3,362
Ryobi Ltd.	786,000	3,426
Sanwa Holdings Corp.	828,800	7,781
Seino Holdings Co. Ltd.	418,500	4,714
TODA Corp.	865,000	5,215
Tsubakimoto Chain Co.	498,000	4,167
		60,509
Information Technology (2.0%):
Horiba, Ltd.	65,300	3,512
NS Solutions Corp.	205,500	4,456
Screen Holdings Co. Ltd.	42,300	3,122
TIS, Inc.	147,900	3,780
Tokyo Seimitsu Co. Ltd.	153,800	4,857
		19,727
Materials (1.6%):
Denka Co. Ltd.	596,000	3,101
DOWA Holdings Co. Ltd.	393,000	2,828
Sumitomo Bakelite Co. Ltd.	752,000	4,546
Tokyo Steel Manufacturing Co. Ltd.	636,700	5,367
		15,842

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Real Estate (1.9%):
Japan Hotel REIT Investment Corp.	6,214	$4,293
LEOPALACE21 Corp.	553,900	2,862
Nippon Accommodations Fund, Inc.	1,247	5,420
Open House Co. Ltd.	119,600	2,877
Sun Frontier Fudousan Co. Ltd. (c)	368,500	3,221
		18,673
Utilities (0.5%):
Erex Co. Ltd. (c)	374,000	4,422
		206,643
Korea, Republic Of (4.6%):
Consumer Discretionary (1.0%):
GS Home Shopping, Inc.	17,794	3,662
Nexen Tire Corp.	233,258	2,922
SL Corp.	202,993	3,523
		10,107
Financials (0.8%):
KIWOOM Securities Co. Ltd.	108,353	7,891

Health Care (0.7%):
Dongkook Pharmaceutical Co. Ltd.	57,806	3,330
Hugel, Inc. (b)	11,030	3,642
		6,972
Information Technology (1.2%):
DuzonBizon Co. Ltd.	157,997	3,498
SFA Engineering Corp.	62,793	4,069
Tes Co. Ltd.	185,780	3,832
		11,399
Materials (0.9%):
Poongsan Corp.	114,387	4,003
SKC Co. Ltd.	189,227	5,215
		9,218
		45,587
Luxembourg (1.4%):
Consumer Discretionary (0.7%):
SAF-Holland SA	391,979	6,544

Industrials (0.7%):
Stabilus SA	112,182	7,229
		13,773
Netherlands (3.7%):
Consumer Staples (0.4%):
Refresco Gerber NV (d)	258,502	3,929

Financials (1.1%):
ASR Nederland NV (b)	140,406	4,002
Euronext NV (d)	160,535	6,999
		11,001
Industrials (1.1%):
Philips Lighting NV (b)(d)	150,577	4,303
Postnl NV (b)	637,840	3,008
TKH Group NV	79,745	3,419
		10,730
Information Technology (0.4%):
BE Semiconductor Industries	105,167	4,285

Materials (0.3%):
Corbion NV	114,641	3,136

Real Estate (0.4%):
Wereldhave NV	76,204	3,355
		36,436

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
New Zealand (0.6%):
Health Care (0.6%):
Summerset Group Holdings Ltd.	1,639,843	$5,941

Singapore (0.7%):
Real Estate (0.7%):
Fortune REIT	3,215,000	3,600
Mapletree Industrial Trust	2,770,821	3,527
		7,127
Spain (2.3%):
Energy (0.8%):
Enagas SA	193,586	5,022
Tecnicas Reunidas SA	75,383	2,976
		7,998
Financials (0.6%):
Bankinter SA (c)	749,988	6,288

Industrials (0.6%):
Gamesa Corp. Tecnologica SA	244,713	5,788

Real Estate (0.3%):
Merlin Properties Socimi SA	294,809	3,294
		23,368
Sweden (2.2%):
Consumer Discretionary (0.9%):
Bilia AB	119,774	2,472
Dometic Group AB (b)(d)	372,070	2,766
Scandic Hotels Group AB (b)(d)	317,489	3,341
		8,579
Industrials (0.4%):
Indutrade AB	11,573	220
Intrum Justitia AB (c)	105,244	3,931
		4,151
Real Estate (0.5%):
Wihlborgs Fastigheter AB	262,064	4,967

Telecommunication Services (0.4%):
Com Hem Holding AB	325,890	3,731
		21,428
Switzerland (8.1%):
Consumer Staples (0.8%):
Emmi AG	10,734	7,313

Financials (2.3%):
Helvetia Holding AG, Registered Shares	5,505	3,049
Julius Baer Group Ltd.	69,638	3,479
Partners Group Holding AG	13,044	7,012
Swiss Life Holding AG	29,515	9,520
		23,060
Health Care (1.6%):
Lonza Group AG, Registered Shares	56,758	10,731
Straumann Holding AG	11,163	5,175
		15,906
Industrials (2.1%):
Adecco SA, Registered Shares	42,499	3,018
Flughafen Zuerich AG	29,036	6,188
Georg Fischer AG (b)	10,077	9,164
Wizz Air Holdings PLC (b)(d)	130,053	2,670
		21,040
Information Technology (1.0%):
Logitech International SA	295,910	9,406

Materials (0.3%):
Clariant AG	167,200	3,155
		79,880

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
United Kingdom (13.4%):
Consumer Discretionary (2.4%):
Bellway PLC	118,293	$4,007
Cineworld UK Ltd.	390,466	3,241
Inchcape PLC	320,258	3,376
JD Sports Fashion PLC	944,233	4,562
Ladbrokes PLC	1,474,661	2,387
Pendragon PLC	6,895,907	3,023
Redrow PLC	540,090	3,453
		24,049
Consumer Staples (0.9%):
Greggs PLC	359,997	4,701
Tate & Lyle PLC	439,712	4,213
		8,914
Energy (0.3%):
Cairn Energy PLC (b)	1,193,103	3,061

Financials (2.0%):
Aldermore Group PLC (b)	1,606,982	4,475
Beazley PLC	801,889	4,293
Intermediate Capital Group PLC	354,138	3,136
Jupiter Fund Management PLC	832,399	4,441
Tp ICAP PLC	573,100	3,333
		19,678
Health Care (0.5%):
Clinigen Group PLC	534,986	5,324

Industrials (2.8%):
Costain Group PLC	616,869	3,560
Hays PLC	1,498,045	2,946
Keller Group PLC	346,965	3,951
National Express Group PLC	1,090,828	4,920
Northgate PLC	599,489	4,123
Rentokil Initial PLC	1,625,310	5,026
Ultra Electronics Holdings PLC	121,538	3,154
		27,680
Information Technology (1.5%):
Auto Trader Group PLC (d)	785,284	3,853
Dialog Semiconductor PLC (b)	80,627	4,112
Electrocomponents PLC	725,233	4,297
Moneysupermarket.com Group PLC	701,226	2,901
		15,163
Materials (1.7%):
DS Smith PLC	669,911	3,644
Hill & Smith Holdings PLC	413,875	6,588
RPC Group PLC	310,190	3,035
Synthomer PLC	562,513	3,351
		16,618
Real Estate (1.3%):
Hansteen Holdings PLC	2,256,056	3,374
Safestore Holdings PLC	1,215,634	5,745
The Unite Group PLC	406,481	3,242
		12,361
		132,848
Total Common Stocks (Cost $824,190)		976,478

Exchange-Traded Funds (0.5%)
United States (0.5%):
Vanguard FTSE Developed Markets ETF	125,430	4,929
Total Exchange-Traded Funds (Cost $4,714)		4,929

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Collateral for Securities Loaned (4.1%)
United States (4.1%):
JPMorgan U.S. Government Money Market Fund, Institutional Class, 0.58%(e)	8,897,297	$8,897
Fidelity Investments Money Market Government Portfolio, Class I, 0.61%(e)	32,343,493	32,343
Total Collateral for Securities Loaned (Cost $41,240)		41,240

Total Investments (Cost $870,144) — 103.2%		1,022,647
Liabilities in excess of other assets — (3.2)%		(31,996)
NET ASSETS - 100.00%		$990,651

(a)	All securities, except those traded on exchanges in the United States (including ADRs) and Canada were fair valued as of March 31, 2017.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)

Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of March 31, 2017, the fair value of these securities was $43,340 (thousands) and amounted to 4.4% of net assets.

(e)	Rate periodically changes. Rate disclosed is the daily yield on March 31, 2017.

ADR—American Depositary Receipt

ETF—Exchange-Traded Fund

PLC—Public Liability Co.

REIT—Real Estate Investment Trust

See notes to schedules of investments.

Victory Portfolios	Schedule of Portfolio Investments
INCORE Total Return Bond Fund	March 31, 2017
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Asset Backed Securities (7.2%)
AmeriCredit Automobile Receivables Trust, Series 2013-4, Class C, 2.72%, 9/9/19, Callable 2/8/18 @ 100(a)	$318	$319
Ameriquest Mortgage Securities, Series 04-R12, Class M1, 1.84%, 1/25/35, Callable 4/25/17 @ 100(b)	787	775
Drive Auto Receivables Trust, Series 17-BA, Class B, 2.20%, 5/15/20, Callable 9/15/20 @ 100(c)	360	360
Drive Auto Recievables Trust, Series 16-CA, Class C, 3.02%, 11/15/21, Callable 5/15/20 @ 100(c)	1,000	1,013
GM Financial Automobile Leasing Trust, Series 17-1, Class A3, 2.06%, 5/20/20, Callable 12/20/19 @ 100	278	279
Great America Leasing Receivables, Series 2014-1, Class B, 1.86%, 8/15/20, Callable 11/15/17 @ 100(c)	1,000	1,000
Home Equity Asset Trust, Series 2005-2, Class M5, 2.08%, 7/25/35, Callable 4/25/17 @ 100(b)	1,000	928
Hyundai Auto Receivables Trust, Series 2013-C, Class C, 2.48%, 3/15/19, Callable 1/15/18 @ 100(a)	350	353
Park Place Securities, Inc., Series 2005-WCH1, Class M2, 1.76%, 1/25/36, Callable 4/25/17 @ 100(a)(b)	14	14
Park Place Securities, Inc., Series 04-WCW2, Class M2, 1.96%, 10/25/34, Callable 4/25/17 @ 100(b)	247	245
Prestige Auto Receivables Trust, Series 2014-1A, Class A3, 1.52%, 4/15/20, Callable 7/15/18 @ 100(c)	307	307
Residential Asset Mortgage Products, Inc., Series 2006-RZ4, Class A2, 1.16%, 10/25/36, Callable 10/25/21 @ 100(a)(b)	103	102
Santander Drive Auto Receivables Trust, Series 16-3, Class C, 2.46%, 3/15/22, Callable 3/15/20 @ 100(a)	985	986
World Omni Automobile Lease Securitization Trust, Series 17-A, Class A3, 2.13%, 4/15/20	751	753
Total Asset Backed Securities (Cost $7,430)		7,434

Collateralized Mortgage Obligations (6.1%)
Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class A2, 1.81%, 9/10/45	705	705
Commercial Mortgage Trust, Series 2012-CR5, Class A2, 1.68%, 12/10/45(a)	298	299
Commercial Mortgage Trust, Series 2013-LC6, Class B, 3.74%, 1/10/46(a)	320	324
Countrywide Alternative Loan Trust, Series 2005-3CB, Class 1A10, 5.25%, 3/25/35, Callable 9/25/19 @ 100(a)	60	60
GM Financial Automobile Leasing Trust, Series 2014-2A, Class C, 2.43%, 3/20/18, Callable 7/20/17 @ 100(c)	1,000	1,003
GS Mortgage Securities Trust, Series 2012-GC6, Class B, 5.65%, 1/10/45(b)(c)	500	553
GSR Mortgage Loan Trust, Series 2004-15F, Class 2A1, 6.00%, 12/25/34, Callable 1/25/23 @ 100(a)	173	183
MASTR Alternative Loans Trust, Series 2004-10, Class 3A1, 5.00%, 9/25/19, Callable 11/25/17 @ 100(a)	68	69
Residential Funding Mortgage Securities I, Inc., Series 2006-S1, Class 1A5, 5.25%, 1/25/36, Callable 12/25/18 @ 100(a)	110	100
Santander Drive Auto Receivables Trust, Series 2015-DA, Class C, 3.38%, 11/15/21, Callable 3/15/19 @ 100(a)(b)(c)	1,000	1,010
WF-RBS Commercial Mortgage Trust, Series 2012-C10, Class A5, 3.24%, 12/15/45	270	274
WF-RBS Commercial Mortgage Trust, Series 2012-C10, Class B, 3.74%, 12/15/45	585	595
WF-RBS Commercial Mortgage Trust, Series 2014-C19, Class B, 4.72%, 3/15/47, Callable 3/1/24 @ 100(b)	208	220

See notes to schedules of investments.

Security Description	Principal Amount	Value
WF-RBS Commercial Mortgage Trust, Series 2014-C21, Class A2, 2.92%, 8/15/47	$860	$876
Total Collateralized Mortgage Obligations (Cost $6,287)		6,271

Corporate Bonds (54.7%)
Consumer Discretionary (4.7%):
21st Century Fox America, 7.85%, 3/1/39	405	555
AMC Networks, Inc., 5.00%, 4/1/24, Callable 4/1/20 @ 102.5	250	250
Bed Bath & Beyond, Inc., 5.17%, 8/1/44, Callable 2/1/44 @ 100	325	291
Coach, Inc., 4.25%, 4/1/25, Callable 1/1/25 @ 100	285	288
D.R. Horton, Inc., 5.75%, 8/15/23, Callable 5/15/23 @ 100	300	337
Dish DBS Corp., 5.00%, 3/15/23	200	201
Hasbro, Inc., 6.35%, 3/15/40	480	562
Lear Corp., 4.75%, 1/15/23, Callable 1/15/18 @ 102.38	425	440
LKQ Corp., 4.75%, 5/15/23, Callable 5/15/18 @ 102.38	440	438
NVR, Inc., 3.95%, 9/15/22, Callable 6/15/22 @ 100 (a)	660	682
O’Reilly Automotive, Inc., 4.63%, 9/15/21, Callable 6/15/21 @ 100	275	295
SES Global Americas Holdings GP, 5.30%, 3/25/44 (c)	350	308
Sirius XM Radio, Inc., 4.63%, 5/15/23, Callable 5/15/18 @ 102.31 (c)	225	230
		4,877
Consumer Staples (4.6%):
Church & Dwight Co., Inc., 2.88%, 10/1/22	780	775
Ingredion, Inc., 3.20%, 10/1/26, Callable 7/1/26 @ 100	220	215
Kerry Group Finance Services, 3.20%, 4/9/23, Callable 1/9/23 @ 100 (c)	800	786
Mead Johnson Nutrition Co.
4.90%, 11/1/19 (a)	880	940
4.60%, 6/1/44, Callable 12/1/43 @ 100 (a)	295	307
Reynolds American, Inc.
4.85%, 9/15/23	186	202
6.15%, 9/15/43 (a)	175	211
Vector Group Ltd., 6.13%, 2/1/25, Callable 2/1/20 @ 103.06 (c)	350	357
Whole Foods Market, Inc., 5.20%, 12/3/25, Callable 9/3/25 @ 100	890	946
		4,739
Energy (7.0%):
Boardwalk Pipelines LP, 4.45%, 7/15/27, Callable 4/15/27 @ 100	390	394
Cameron International Corp., 6.38%, 7/15/18	638	673
EQT Corp., 4.88%, 11/15/21	300	322
Equities Corp., 6.50%, 4/1/18	649	677
FMC Technologies, Inc., 2.00%, 10/1/17	690	690
Marathon Oil Corp.
6.00%, 10/1/17	469	479
5.90%, 3/15/18	487	504
Marathon Petroleum Corp., 4.75%, 9/15/44, Callable 3/15/44 @ 100	430	389
Oceaneering International, Inc., 4.65%, 11/15/24, Callable 8/15/24 @ 100	540	544
Suncor Energy, Inc., 6.10%, 6/1/18 (a)	803	846
Valero Energy Corp., 10.50%, 3/15/39	435	683
Western Gas Partners, LP, 3.95%, 6/1/25, Callable 3/1/25 @ 100 (a)	500	495
Western Refining, Inc., 6.25%, 4/1/21, Callable 5/8/17 @ 103.13	385	398
		7,094
Financials (14.0%):
Aflac, Inc., 2.88%, 10/15/26, Callable 7/15/26 @ 100	335	323
Alleghany Corp.
4.95%, 6/27/22	640	702
4.90%, 9/15/44, Callable 3/15/44 @ 100	254	259
Aspen Insurance Holding Ltd., 4.65%, 11/15/23	760	810
Bank of America Corp.
2.50%, 10/21/22, Callable 10/21/21 @ 100, MTN	515	502
4.18%, 11/25/27, Callable 11/25/26 @ 100	485	487
BB&T Corp.
3.95%, 3/22/22, Callable 2/22/22 @ 100	365	383
2.75%, 4/1/22, Callable 3/1/22 @ 100, MTN	480	483

See notes to schedules of investments.

Security Description	Principal Amount	Value
Capital One Financial Corp.
2.45%, 4/24/19, Callable 3/24/19 @ 100	$325	$327
4.20%, 10/29/25, Callable 9/29/25 @ 100	545	547
Cincinnati Financial Corp., 6.13%, 11/1/34	320	384
Citigroup, Inc.
2.40%, 2/18/20	820	823
2.70%, 3/30/21	475	476
4.13%, 7/25/28	170	167
Goldman Sachs Group, Inc.
2.38%, 1/22/18	555	558
3.50%, 1/23/25, Callable 10/23/24 @ 100	275	274
JPMorgan Chase & Co.
3.88%, 9/10/24	381	386
2.95%, 10/1/26, Callable 7/1/26 @ 100	175	166
5.40%, 1/6/42	190	221
Key Bank NA, 2.50%, 12/15/19	1,000	1,011
MetLife, Inc., 6.82%, 8/15/18 (a)	200	213
Morgan Stanley
2.50%, 1/24/19	930	939
2.65%, 1/27/20	630	636
3.13%, 7/27/26, MTN	200	191
SVB Financial Group, 3.50%, 1/29/25	135	132
The Bear Stearns Co. LLC, 7.25%, 2/1/18 (a)	1,105	1,156
The Goldman Sachs Group, Inc.
6.15%, 4/1/18	725	755
2.35%, 11/15/21, Callable 11/15/20 @ 100	265	260
Torchmark Corp., 9.25%, 6/15/19	410	472
Wachovia Corp., 5.50%, 8/1/35 (a)	140	158
Wells Fargo & Co., 4.90%, 11/17/45 (a)	185	193
		14,394
Health Care (3.6%):
Abbott Laboratories, 3.75%, 11/30/26, Callable 8/30/26 @ 100	365	365
Agilent Technologies, Inc.
6.50%, 11/1/17 (a)	76	78
3.88%, 7/15/23, Callable 4/15/23 @ 100	730	758
Amgen, Inc.
6.90%, 6/1/38	250	319
4.40%, 5/1/45, Callable 11/1/44 @ 100	30	29
Biogen, Inc., 4.05%, 9/15/25, Callable 6/15/25 @ 100	575	596
DaVita, Inc., 5.13%, 7/15/24, Callable 7/15/19 @ 102.56 (a)	291	294
DENTSPLY Sirona, Inc., 4.13%, 8/15/21, Callable 5/15/21 @ 100	360	375
Express Scripts Holding Co.
3.00%, 7/15/23, Callable 5/15/23 @ 100	160	155
4.80%, 7/15/46, Callable 1/15/46 @ 100	180	172
HCA Holdings, Inc., 6.25%, 2/15/21	300	324
Humana, Inc., 3.95%, 3/15/27, Callable 12/15/26 @ 100	280	286
		3,751
Industrials (5.8%):
Acuity Brands Lighting, Inc., 6.00%, 12/15/19	890	975
Hexcel Corp., 3.95%, 2/15/27, Callable 11/15/26 @ 100	150	152
IDEX Corp., 4.20%, 12/15/21, Callable 9/15/21 @ 100	430	447
JB Hunt Transport Services, Inc., 3.30%, 8/15/22, Callable 6/15/22 @ 100 (a)	275	280
Kansas City Southern, 4.95%, 8/15/45, Callable 2/15/45 @ 100	210	211
Masco Corp., 4.45%, 4/1/25, Callable 1/1/25 @ 100	450	470
Orbital ATK, Inc., 5.25%, 10/1/21, Callable 5/8/17 @ 103.94 (a)	400	413
Oshkosh Corp., 5.38%, 3/1/25, Callable 3/1/20 @ 102.69 (a)	100	103
Rockwell Automation, Inc., 6.25%, 12/1/37	155	196
Roper Technologies, Inc.
1.85%, 11/15/17 (a)	245	245
6.25%, 9/1/19	695	760
Valmont Industries, Inc., 5.00%, 10/1/44, Callable 4/1/44 @ 100 (a)	370	345
Wabtec Corp., 3.45%, 11/15/26, Callable 8/15/26 @ 100 (c)	550	535
WESCO International, Inc., 5.38%, 12/15/21, Callable 5/8/17 @ 104.03 (a)	655	680
		5,812

See notes to schedules of investments.

Security Description	Principal Amount	Value
Information Technology (5.3%):
Activision Blizzard, Inc., 6.13%, 9/15/23, Callable 9/15/18 @ 103.06 (c)	$525	$568
CA, Inc., 3.60%, 8/1/20, Callable 7/1/20 @ 100	615	634
Cardtronics, Inc., 5.50%, 5/1/25, Callable 5/1/20 @ 104.13 (c)	329	333
Juniper Networks, Inc.
4.60%, 3/15/21	320	341
5.95%, 3/15/41	325	348
Maxim Integrated Product, Inc., 2.50%, 11/15/18	850	857
NVIDIA Corp., 3.20%, 9/16/26, Callable 6/16/26 @ 100	505	490
The Western Union Co., 3.60%, 3/15/22, Callable 2/15/22 @ 100	1,000	1,007
Total System Services, Inc., 3.75%, 6/1/23, Callable 3/1/23 @ 100	645	647
Tyco Electronics Group SA, 2.38%, 12/17/18, Callable 11/17/18 @ 100 (a)	245	247
		5,472
Materials (2.2%):
NewMarket Corp., 4.10%, 12/15/22	724	737
Newmont Mining Corp., 4.88%, 3/15/42, Callable 9/15/41 @ 100	150	150
Nucor Corp., 5.20%, 8/1/43, Callable 2/1/43 @ 100	125	142
Reliance Steel & Aluminum Co., 4.50%, 4/15/23, Callable 1/15/23 @ 100	535	558
Southern Copper Corp., 5.25%, 11/8/42 (a)	160	157
West Fraser Timber Co., 4.35%, 10/15/24, Callable 7/15/24 @ 100 (c)	225	215
Westlake Chemical Corp., 3.60%, 7/15/22, Callable 4/15/22 @ 100	309	315
		2,274
Real Estate (2.8%):
Columbia Property Trust Operating Partnership, 3.65%, 8/15/26, Callable 5/15/26 @ 100	225	216
CubeSmart LP, 3.13%, 9/1/26, Callable 6/1/26 @ 100	390	366
Health Care REIT, Inc.
4.70%, 9/15/17	300	304
5.25%, 1/15/22, Callable 10/15/21 @ 100 (a)	330	362
Kilroy Realty Corp., 4.80%, 7/15/18, Callable 5/15/18 @ 100	1,250	1,287
Lexington Realty Trust, 4.25%, 6/15/23, Callable 3/15/23 @ 100	300	296
		2,831
Telecommunication Services (2.3%):
AT&T, Inc.
3.95%, 1/15/25, Callable 10/15/24 @ 100 (a)	835	841
6.15%, 9/15/34 (a)	275	305
CenturyLink, Inc., 5.63%, 4/1/20	100	105
Verizon Communications, Inc.
5.15%, 9/15/23	565	622
5.25%, 3/16/37	500	517
		2,390
Utilities (2.4%):
Consolidated Edison, Inc., 6.30%, 8/15/37	250	321
Empresa Nacional de Electricidad SA, 4.25%, 4/15/24, Callable 1/15/24 @ 100	500	514
Iberdrola International BV
6.75%, 9/15/33	50	59
6.75%, 7/15/36	110	138
Oklahoma G&e Co., 5.25%, 5/15/41, Callable 11/15/40 @ 100	190	215
PSEG Power LLC, 4.30%, 11/15/23, Callable 8/15/23 @ 100	90	94
Public Service Electric & Gas Co., 3.95%, 5/1/42, MTN, Callable 11/1/41 @ 100 (a)	320	319
SCANA Corp., 4.75%, 5/15/21, Callable 2/15/21 @ 100	365	381
South Carolina Electric & Gas, 4.10%, 6/15/46, Callable 12/15/45 @ 100	365	352
		2,393
Total Corporate Bonds (Cost $55,413)		56,027

See notes to schedules of investments.

Security Description	Principal Amount	Value
Residential Mortgage Backed Securities (0.4%)
Credit Suisse First Boston Mortgage Securities Corp., Series 02-HE16, Class M1, 2.30%, 10/25/32, Callable 4/25/17 @ 100(b)	$185	$180
JPMorgan Mortgage Trust, Series 16-4, Class A5, 3.50%, 10/25/46, Callable 8/25/35 @ 100(b)(c)	275	281
Total Residential Mortgage Backed Securities (Cost $461)		461

U.S. Government Mortgage Backed Agencies (26.3%)
Federal Home Loan Mortgage Corp.
8.50%, 2/1/20 (a)	5	5
9.00%, 10/1/20 - 4/1/25 (a)	25	28
7.50%, 8/1/29 (a)	17	19
5.00%, 7/1/39 (a)	4,661	5,122
		5,174
Federal National Mortgage Assoc.
7.50%, 8/1/18 (a)	1	1
Series 1990-5, Class J, 8.20%, 1/25/20 (a)	21	22
6.00%, 2/1/37	500	565
Series 2015-61, Class PV, 3.50%(b), 5/25/44	1,056	1,101
4.50%, 5/1/46 (a)	5,730	6,157
3.50%, 5/25/46 (d)	4,000	4,083
4.00%, 5/25/46 (d)	7,000	7,329
3.00%, 2/1/47	2,607	2,594
		21,852
Total U.S. Government Mortgage Backed Agencies (Cost $27,222)		27,026

U.S. Treasury Obligations (6.4%)
U.S. Treasury Bonds, 2.88%, 5/15/43 (a)	5,485	5,340
U.S. Treasury Notes, 2.00%, 8/15/25	1,303	1,269
Total U.S. Treasury Obligations (Cost $7,094)		6,609

Total Investments (Cost $103,907) — 101.1%		103,828
Liabilities in excess of other assets — (1.1)%		(1,159)
NET ASSETS - 100.00%		$102,669

(a)	All or a portion of this security has been segregated as collateral for derivative instruments and/or securities purchased on a when-issued basis.
(b)	Variable or Floating-Rate Security. Rate disclosed is as of March 31, 2017.
(c)

Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of March 31, 2017, the fair value of these securities was $8,859 (thousands) and amounted to 8.6% of net assets.

(d)	Security purchased on a when-issued basis.

LLC—Limited Liability Co.

LP—Limited Partnership

MTN—Medium Term Note

REIT—Real Estate Investment Trust

Futures Contracts Purchased

(Amounts not in thousands)

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note Future	24	6/21/17	$2,989,500	$6,391
2-Year U.S. Treasury Note Future	29	6/30/17	6,277,141	(1,750)
5-Year U.S. Treasury Note Future	20	6/30/17	2,354,531	5,000
				$9,641

See notes to schedules of investments.

Centrally Cleared

Credit Default Swap Agreements - Sell Protection(a)

As of March 31, 2017, the Fund’s open credit default swap agreements were as follows:

Underlying Instrument	Counterparty	Maturity Date	Implied Credit Spread at March 31, 2017(b)	Notional Amount(c)	Fixed Deal Receive Rate	Value	Premiums Paid	Unrealized Appreciation
CDX North America High Yield Index Swap Agreement; Series 27	Goldman Sachs	12/20/21	3.09%	$4,950,000	5.00%	$397,327	$159,266	$238,061
						$397,327	$159,266	$238,061

(a)

When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity and take delivery of the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.

(b)

Implied credit spread, represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

(c)

The notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North America High Yield Index.

See notes to schedules of investments.

Notes to Schedules of Investments
Victory Portfolios	March 31, 2017
(Unaudited)

1. Federal Tax Information:

At March 31, 2017, the cost basis for federal tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) were as follows (in thousands):

	Cost of			Net
	Investments	Gross	Gross	Unrealized
	for Federal	Unrealized	Unrealized	Appreciation
	Tax Purposes	Appreciation	Depreciation	(Depreciation)
Integrity Discovery Fund	$127,452	$36,678	$(4,555)	$32,123
Integrity Mid-Cap Value Fund	40,111	6,327	(585)	5,742
Integrity Small-Cap Value Fund	1,988,344	529,177	(22,197)	506,980
Integrity Small/Mid-Cap Value Fund	37,859	7,704	(556)	7,148
Munder Multi-Cap Fund	363,033	66,221	(5,126)	61,095
S&P 500 Index Fund	69,701	179,298	(3,689)	175,609
Munder Mid-Cap Core Growth Fund	2,870,974	1,388,587	(66,283)	1,322,304
Munder Small Cap Growth Fund	5,383	1,100	(433)	667
Trivalent Emerging Markets Small-Cap Fund	4,066	866	(96)	770
Trivalent International Fund-Core Equity	19,505	2,136	(774)	1,362
Trivalent International Small-Cap Fund	878,783	172,287	(28,423)	143,864
INCORE Total Retun Bond Fund	104,821	1,097	(2,090)	(993)

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by Victory Portfolios (the “Trust”) in the preparation of its Schedules of Portfolio Investments. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the Schedules of Portfolio Investments in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the Schedules of Portfolio Investments. Actual results could differ from those estimates. The Trust currently offers shares of 47 funds.  The accompanying Schedules of Portfolio Investments are those of the following 12 funds (collectively, the “Funds” and individually, a “Fund”).

Funds	Investment Share Classes Offered
Integrity Discovery Fund	Classes A, C, R and Y
Integrity Mid-Cap Value Fund	Classes A, R6 and Y
Integrity Small-Cap Value Fund	Classes A, C, R, R6 and Y
Integrity Small/Mid-Cap Value Fund	Classes A, R6 and Y
Munder Multi-Cap Fund	Classes A, C, R and Y
S&P 500 Index Fund	Classes A, R and Y
Munder Mid-Cap Core Growth Fund	Classes A, C, R, R6 and Y
Munder Small Cap Growth Fund	Classes A, I and Y
Trivalent Emerging Markets Small-Cap Fund	Classes A and Y
Trivalent International Fund-Core Equity	Classes A, C, I, R6 and Y
Trivalent International Small-Cap Fund	Classes A, C, I, R6 and Y
INCORE Total Return Bond Fund	Classes A, C, R6 and Y

Notes to Schedules of Investments —continued
Victory Portfolios	March 31, 2017
(Unaudited)

Investment Valuation:

The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

Portfolio securities listed or traded on securities exchanges, including American Depositary Receipts (“ADRs”) and Rights, are valued at the closing price on the exchange or system where the security is principally traded or at the NASDAQ Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including corporate and municipal securities, are valued on the basis of bid valuations provided by dealers or an independent pricing service approved by the Trust’s Board of Trustees (the “Board”). Short-term investments maturing in 60 days or less may be valued at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security. These valuations are typically categorized as Level 2 in the fair value hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Certain non-exchange-traded derivatives, such as certain swaps, have inputs which can generally be corroborated by market data and are therefore categorized as Level 2 in the fair value hierarchy.

Investments in open-end investment companies are valued at net asset value. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Notes to Schedules of Investments —continued
Victory Portfolios	March 31, 2017
(Unaudited)

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy.

In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Funds’ net asset values are calculated. The Trivalent Emerging Markets Small-Cap Fund, Trivalent International Fund-Core Equity and Trivalent International Small-Cap Fund use a systematic valuation model, provided daily by an independent third party to fair value their international equity securities. These valuations are considered as Level 2 in the fair value hierarchy.

For the period ended March 31, 2017, there were no Level 3 investments for which significant observable inputs were used to determine fair value.

A summary of the valuations as of March 31, 2017, based upon the three levels defined above, is disclosed in the table below while the breakdown, by category, of investments is included in the Schedules of Portfolio Investments (in thousands):

	Level 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investments in Securities	Other Financial Investments^	Investments in Securities	Other Financial Investments^	Investments in Securities	Other Financial Investments^
Integrity Discovery Fund
Common Stocks	$152,481	$—	$—	$—	$152,481	$—
Exchange-Traded Funds	1,719	—	—	—	1,719	—
Collateral for Securities Loaned	5,375	—	—	—	5,375	—
Total	159,575	—	—	—	159,575	—

Integrity Mid-Cap Value Fund
Common Stocks	45,853	—	—	—	45,853	—
Total	45,853	—	—	—	45,853	—

Integrity Small-Cap Value Fund
Common Stocks	2,390,623	—	—	—	2,390,623	—
Exchange-Traded Funds	51,990	—	—	—	51,990	—
Collateral for Securities Loaned	52,711	—	—	—	52,711	—
Total	2,495,324	—	—	—	2,495,324	—

Integrity Small/Mid-Cap Value Fund
Common Stocks	45,007	—	—	—	45,007	—
Total	45,007	—	—	—	45,007	—

Munder Multi-Cap Fund
Common Stocks	421,380	—	—	—	421,380	—
Exchange-Traded Funds	1,061	—	—	—	1,061	—
Collateral for Securities Loaned	1,687	—	—	—	1,687	—
Total	424,128	—	—	—	424,128	—

S&P 500 Index Fund
Common Stocks	245,232	—	—	—	245,232	—
Collateral for Securities Loaned	78	—	—	—	78	—
Futures Contracts	—	3	—	—	—	3
Total	245,310	3	—	—	245,310	3

Munder Mid-Cap Core Growth Fund
Common Stocks	4,129,178	—	—	—	4,129,178	—
Exchange-Traded Funds	42,705	—	—	—	42,705
Collateral for Securities Loaned	21,395	—	—	—	21,395	—
Total	$4,193,278	$—	$—	$—	$4,193,278	$—

Notes to Schedules of Investments —continued
Victory Portfolios	March 31, 2017
(Unaudited)

	Level 1 - Quoted Prices			LEVEL 2 — Other Significant Observable Inputs		Total
	Investments in Securities		Other Financial Investments^	Investments in Securities	Other Financial Investments^	Investments in Securities	Other Financial Investments^
Munder Small Cap Growth Fund
Common Stocks	$5,889		$—	$—	$—	$5,889	$—
Exchange-Traded Funds	72		—	—	—	72	—
Collateral for Securities Loaned	89		—	—	—	89	—
Total	6,050		—	—	—	6,050	—

Trivalent Emerging Markets Small-Cap Fund
Common Stocks	758	(a)	—	3,870	—	4,628	—
Preferred Stocks	—		—	37	—	37	—
Exchange-Traded Funds	66		—	—	—	66	—
Collateral for Securities Loaned	105		—	—	—	105	—
Total	929		—	3,907	—	4,836	—

Trivalent International Fund-Core Equity
Common Stocks	2,479	(b)	—	17,397	—	19,876	—
Preferred Stocks	104	(c)	—	91	—	195	—
Exchange-Traded Funds	639		—	—	—	639	—
Collateral for Securities Loaned	157		—	—	—	157	—
Total	3,379		—	17,488	—	20,867	—

Trivalent International Small-Cap Fund
Common Stocks	71,552	(d)	—	904,926	—	976,478	—
Exchange-Traded Funds	4,929		—	—	—	4,929	—
Collateral for Securities Loaned	41,240		—	—	—	41,240	—
Total	117,721		—	904,926	—	1,022,647	—

INCORE Total Return Bond Fund
Asset Backed Securities	—		—	7,434	—	7,434	—
Collateralized Mortgage Obligations	—		—	6,271	—	6,271	—
Corporate Bonds	—		—	56,027	—	56,027	—
Residential Mortgage Backed Securities	—		—	461	—	461	—
U.S. Government Mortgage Backed Agencies	—		—	27,026	—	27,026	—
U.S. Treasury Obligations	—		—	6,609	—	6,609	—
Futures Contracts	—		10	—	—	—	10
Credit Default Swap	—		—	—	238	—	238
Total	$—		$10	$103,828	$238	$103,828	$248

Notes to Schedules of Investments —continued
Victory Portfolios	March 31, 2017
(Unaudited)

^

Other Financial instruments include any derivative instruments not reflected in the Schedules of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These instruments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

(a)	All securities categorized as Brazil and Mexico and all ADRs.
(b)	All securities categorized as Brazil, Canada and Mexico and all ADRs.
(c)	Security is categorized as Brazil.
(d)	All securities categorized as Canada and all ADRs.

There were no transfers between Level 1 and Level 2 as of March 31, 2017.

Securities Purchased on a When-Issued Basis:

The Funds may purchase securities on a when-issued basis. When-issued securities are securities purchased for delivery beyond normal settlement periods at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. No interest accrues to the Fund until the transaction settles and payment takes place. Normally, the settlement date occurs within one month of the purchase. A segregated account is established and the Fund maintains cash and marketable securities at least equal in value to commitments for when-issued securities. As of March 31, 2017, the Funds had outstanding when-issued purchase commitments covered by segregated assets as identified in the Schedules of Portfolio Investments.

Investment Transactions:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period.

Foreign Currency Translations:

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions.

Notes to Schedules of Investments —continued
Victory Portfolios	March 31, 2017
(Unaudited)

Exchange-Traded Funds:

The Funds may invest in exchange-traded funds (“ETFs”). ETFs are a type of index fund, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Investment Companies:

The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the Underlying Funds.

Open-end funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

Foreign Currency Contracts:

The Trivalent Emerging Markets Small-Cap Fund, Trivalent International Fund-Core Equity and Trivalent International Small-Cap Fund may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by a Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Funds do not engage in “cross-currency” foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Funds’ foreign exchange currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. The Trivalent Emerging Markets Small-Cap Fund, Trivalent International Fund-Core Equity and Trivalent International Small-Cap Fund enter into foreign exchange currency contracts solely for spot or forward hedging purposes, and not for speculative purposes (i.e., the Funds do not enter into such contracts solely for the purpose of earning foreign currency gains). Each foreign exchange currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. A Fund could be exposed to risk if a counterparty is unable to meet the terms of a foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of foreign exchange currency contracts does not eliminate fluctuations

Notes to Schedules of Investments —continued
Victory Portfolios	March 31, 2017
(Unaudited)

in the underlying prices of the securities. As of March 31, 2017, the Funds had no open forward foreign exchange currency contracts.

Futures Contracts:

The Funds may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. A Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of a Fund’s futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting a Fund’s ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

Credit Derivatives:

The INCORE Total Return Bond Fund may enter into credit derivatives, including centrally cleared credit default swaps on individual obligations or credit indices. The Fund may use these investments (i) as alternatives to direct long or short investment in a particular security or securities, (ii) to adjust the Fund’s asset allocation or risk exposure, or (iii) for hedging purposes. The use by the Fund of credit default swaps may have the effect of creating a short position in a security. Credit derivatives can create investment leverage and may create additional investment risks that may subject the Fund to greater volatility than investments in more traditional securities, as described in the Fund’s Statement of Additional Information.

Credit default swap (“CDS”) agreements on credit indices involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of a specific sector of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the CDS.

The counterparty risk for cleared swap agreements is generally lower than for uncleared over-the-counter swap agreements because generally a clearing organization becomes substituted for each counterparty to a cleared

Notes to Schedules of Investments —continued
Victory Portfolios	March 31, 2017
(Unaudited)

swap agreement and, in effect, guarantees each party’s performance under the contract as each party to a trade looks only to the clearing organization for performance of financial obligations. However, there can be no assurance that the clearing organization, or its members, will satisfy its obligations to the Fund.

The Fund may enter into CDS agreements either as a buyer or seller. The Fund may buy protection under a CDS to attempt to mitigate the risk of default or credit quality deterioration in one or more individual holdings or in a segment of the fixed income securities market. The Fund may sell protection under a CDS in an attempt to gain exposure to an underlying issuer’s credit quality characteristics without investing directly in that issuer.

For swaps entered with an individual counterparty, the Fund bears the risk of loss of the uncollateralized amount expected to be received under a CDS agreement in the event of the default or bankruptcy of the counterparty. CDS agreements are generally valued at a price at which the counterparty to such agreement would terminate the agreement. The Fund may also enter into cleared swaps.

Upon entering into a cleared CDS, the Fund may be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 3% to 6% of the notional amount for CDS on high yield debt issuers (this amount is subject to change by the clearing organization that clears the trade). This amount, known as ‘‘initial margin,’’ is in the nature of a performance bond or good faith deposit on the CDS and is returned to a Fund upon termination of the CDS, assuming all contractual obligations have been satisfied. Subsequent payments, known as ‘‘variation margin,’’ to and from the broker will be made daily as the price of the CDS fluctuates, making the long and short positions in the CDS contract more or less valuable, a process known as ‘‘marking-to-market.’’ The premium (discount) payments are built into the daily price of the CDS and thus are amortized through the variation margin. The variation margin payment also includes the daily portion of the periodic payment stream.

The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a CDS agreement equals the notional amount of the agreement. Notional amounts of each individual CDS agreement outstanding as of period end for which the Fund is the seller of protection are disclosed in the Schedule of Portfolio Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, periodic interest payments, or net amounts received from the settlement of buy protection CDS agreements entered into by the Fund for the same referenced entity or entities.

As of March 31, 2017, the INCORE Total Return Bond Fund entered into centrally cleared CDS agreements primarily for the strategy of asset allocation and risk exposure management.

Securities Lending:

The Trust has entered into a Master Securities Lending Agreement (“MSLA”) with Citibank (the “Agent”). Under the terms of the MSLA, the Funds may lend securities to certain broker-dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked to market daily. The collateral can be received in the form of cash collateral and/or non-cash collateral.  Non-cash collateral can include U.S. Government Securities, letters of credit and certificates of deposit.  The cash collateral is invested in short-term instruments or cash equivalents as noted in the Funds’ Schedules of Portfolio Investments. The Trust does not have effective control of the non-

Notes to Schedules of Investments —continued
Victory Portfolios	March 31, 2017
(Unaudited)

cash collateral and therefore it is not disclosed in the Funds’ Schedules of Portfolio Investments. The Funds continue to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. The Funds pay various fees in connection with the investment of cash collateral. The Funds pay the Agent fees based on the investment income received from securities lending activities. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them.

Securities lending transactions are entered into by a Fund under the MSLA, which permits the Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

The following table is a summary of the Funds’ securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity, which are subject to offset under the MSLA as of March 31, 2017:

Fund	Gross Amount of Recognized Assets (Value of Securities on Loan) (000)	Value of Cash Collateral Received (000)	Net Amount (000)
Integrity Discovery Fund	$5,256	$5,256	$119
Integrity Small-Cap Value Fund	51,173	51,173	1,538
Munder Multi-Cap Fund	1,648	1,648	39
S&P 500 Index Fund	76	76	2
Munder Mid-Cap Core Growth Fund	20,912	20,912	483
Munder Small Cap Growth Fund	84	84	5
Trivalent Emerging Markets Small-Cap Fund	100	100	5
Trivalent International Fund-Core Equity	151	151	6
Trivalent International Small-Cap Fund	38,139	38,139	3,101

Investment Company Modernization:

In October 2016, the Securities and Exchange Commission (SEC) released its Final Rules on Investment Company Reporting Modernization (the “Rules”). The Rules which introduce two new regulatory reporting forms for investment companies — Form N-PORT and Form N -CEN— also contain amendments to Regulation S-X which require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The amendments are effective for filings made with the SEC after August 1, 2017.  Management is currently evaluating the impact of the amendments on the Funds’ financial statements. The adoption will have no effect on the Fund’ net assets or results of operations.

3. Risks:

The Funds may be subject to other risks in addition to these identified risks.

Notes to Schedules of Investments —continued
Victory Portfolios	March 31, 2017
(Unaudited)

An investment in the Funds’ shares represents an indirect investment in the securities owned by the Funds, some of which will be traded on a national securities exchange or in the over-the-counter markets.  The value of the securities in which the Funds invest, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of the securities in which the Funds invest may affect the value of the Funds’ shares.  An investment in the Funds’ shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of the Funds’ distributions.

The Trivalent Emerging Markets Small-Cap Fund, Trivalent International Fund-Core Equity and Trivalent International Small-Cap Fund invest in securities of foreign issuers in various countries. Investing on an international basis involves certain risks not involved in domestic investments including the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency, confiscatory taxation, political or financial instability and diplomatic developments, which could affect the value of a Fund’s investments in certain foreign countries. Governments of many countries have exercised and continue to exercise substantial influence over many aspects of the private sector through the ownership or control of many companies, including some of the largest in these countries. As a result, government actions in the future could have a significant effect on economic conditions which may adversely affect prices of certain portfolio securities. There is also generally less government supervision and regulation of stock exchanges, brokers and listed companies than in the U.S. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes, and special U.S. tax considerations may apply. Moreover, foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital re-investment, resource self-sufficiency and balance of payments position. The Schedule of Portfolio Investments includes information on each Fund’s holdings, including industry and/or geographic composition, as relevant.

The Funds will be subject to credit risk with respect to the amount each expects to receive from counterparties to financial instruments entered into by the Funds. The Funds may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Funds may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Funds may obtain only limited recovery or may obtain no recovery in such circumstances. The Funds typically enter into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Funds’ adviser, Victory Capital Management Inc., to be of comparable quality.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Victory Portfolios

By (Signature and Title)	/s/ Allan Shaer
Allan Shaer, Principal Financial Officer

Date	May 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher K. Dyer
Christopher K. Dyer, Principal Executive Officer

Date	May 25, 2017

By (Signature and Title)	/s/ Allan Shaer
Allan Shaer, Principal Financial Officer

Date	May 25, 2017